                                AMERICAN EXPRESS
                             MONEY MARKET ACCOUNTS

                                   offered by
                                THE RESERVE FUNDS

                                  PRIMARY FUND
                              U.S. GOVERNMENT FUND
                               U.S. TREASURY FUND

                           INTERSTATE TAX-EXEMPT FUND

                               CALIFORNIA II FUND
                           CONNECTICUT TAX-EXEMPT FUND
                             FLORIDA TAX-EXEMPT FUND
                          MASSACHUSETTS TAX-EXEMPT FUND
                            MICHIGAN TAX-EXEMPT FUND
                           NEW JERSEY TAX-EXEMPT FUND
                            NEW YORK TAX-EXEMPT FUND
                              OHIO TAX-EXEMPT FUND
                          PENNSYLVANIA TAX-EXEMPT FUND


                               SEMI-ANNUAL REPORT
                                November 30, 1999

                         (R)[LOGO OF AMERICAN EXPRESS]

--------------------------------------------------------------------------------

(R)[LOGO OF AMERICAN EXPRESS]                                        BULKRATE
    FINANCIAL                                                     U.S. POSTAGE
    DIRECT                                                             PAID
                                                                  PERMIT NO 8898
                                                                     BRONX, NY


American Express Money Market Account is a cash management service offered by The Reserve Funds through American Enterprise Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

American Enterprise Investment Services Inc.
A subsidiary of American Express Financial Corporation

IDS Tower 10
Minneapolis, MN 55440
www.americanexpress.com

(C)1998 American Express Financial Corporation
All rights reserved.

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor - Resrv Partners, Inc.
AMEX/SEMI-ANNUAL 01/00

                         THE RESERVE FUND--PRIMARY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                        VALUE
   AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 81.6%                                                 (NOTE 1)
------------   -------------------------------------------------------------------------------------------    --------------

               DOMESTIC--22.1%
$150,000,000   American Express Centurion Bank, 6.05%, 2/14/00............................................    $  150,000,000
 100,000,000   BankBoston, NA, 5.85%, 2/14/00.............................................................       100,000,000
  50,000,000   Chase Manhattan Bank, 5.85%, 2/14/00.......................................................        50,000,000
 150,000,000   Morgan Guaranty Trust Co., N.Y., 5.65%, 2/3/00.............................................       150,000,000
 150,000,000   Regions Bank, 6.03%, 4/4/00................................................................       150,000,000
  50,000,000   Southtrust Bank NA, 5.93%, 2/15/00.........................................................        50,000,000
 150,000,000   Wilmington Trust Co., 5.88%, 2/22/00.......................................................       150,000,000
                                                                                                              --------------
                                                                                                                 800,000,000
                                                                                                              --------------
               EURO -- 12.5%
 150,000,000   Bank of Scotland, 6.14%, 1/31/00...........................................................       150,000,000
 150,000,000   ING Bank, NV, 5.87%, 3/27/00...............................................................       150,000,000
 150,000,000   Norddeutsche Landesbank Girozentrale, 6.065%, 2/7/00.......................................       150,001,394
                                                                                                              --------------
                                                                                                                 450,001,394
                                                                                                              --------------
               YANKEES -- 47.0%
  50,000,000   Bank Austria, 6.08%, 2/22/00...............................................................        50,000,000
  50,000,000   Banque Nationale de Paris, 5.25%, 12/8/99..................................................        50,000,000
 100,000,000   Banque Nationale de Paris, 6.00%, 2/29/00..................................................       100,000,000
 150,000,000   Bayerische Hypo-und Vereinsbank, AG, 6.04%, 2/8/00.........................................       150,005,634
 150,000,000   Bayerische Landesbank Girozentrale, 6.01%, 2/7/00..........................................       150,001,394
 150,000,000   Commerzbank, AG, 5.79%, 2/10/00............................................................       150,000,000
 150,000,000   Credit Communal De Belgique SA, 6.03%, 2/4/00..............................................       150,000,000
 150,000,000   Credit Suisse First Boston, 5.73%, 2/7/00..................................................       150,002,752
 150,000,000   Deutsche Bank, AG, 6.00%, 3/2/00...........................................................       150,000,000
 150,000,000   Landesbank Hessen-Thueringen Girozentrale, 6.025%, 2/3/00..................................       150,001,313
 150,000,000   Lloyds TSB Bank PLC, 5.90%, 2/15/00........................................................       150,000,000
 150,000,000   National Westminster Bank, PLC, 5.5425%, 11/22/00..........................................       149,899,341
 150,000,000   Westdeutsche Landesbank Girozentrale, 6.00%, 3/1/00........................................       150,000,000
                                                                                                              --------------
                                                                                                               1,699,910,434
                                                                                                              --------------
               Total Negotiable Bank Certificates of Deposit (Cost $2,949,911,828)........................     2,949,911,828
                                                                                                              --------------

               COLLATERALIZED PROMISSORY NOTES--1.4% (B)
  50,000,000   ABN/AMRO, 5.73%, 2/23/00 (Cost $49,331,500)................................................        49,331,500
                                                                                                              --------------

               REPURCHASE AGREEMENTS--19.7%
 512,000,000   Bear, Stearns & Co. Inc., 5.74%, 12/1/99 (collateralized by FGPC 7.0% due 8/1/29 valued at
               $9,294,133, FGSI 0% due 1/1/24 to 9/1/29 valued $208,581,038, FGRA 0% due 7/15/08 to
               7/15/24 valued at $63,216,879, FGRM 6.0% to 7.0% due 8/15/14 to 3/15/26 valued at
               $50,910,203, FNST 0% due 4/1/23 to 5/1/28 valued at $62,726,386, FNRA 0% due 8/25/21 to
               7/25/26 valued at $77,151,181, FNRM 0% due 2/25/14 to 9/25/28 valued at $37,557, 053, FRRA
               0% due 3/25/23 valued at $23,100,504)......................................................       512,000,000

 100,000,000   Prudential Securities Inc., 5.71%, 12/1/99 (collateralized by TPRN 6.375% due 8/15/02 valued at $33,324,323, RFIN 0% due 7/15/05 valued at $15,974,860, FNRM 0% due 12/25/21 TO
               10/25/28 valued at $13,202,591, FXRM 0% due 7/18/28 valued at $5,140,839, FGRM 0% due
               4/15/24 to 6/15/28 valued at $50,910,203)..................................................       100,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                        VALUE
   AMOUNT      REPURCHASE AGREEMENTS -- CONTINUED                                                               (NOTE 1)
------------   -------------------------------------------------------------------------------------------    --------------

$100,000,000   Donaldson, Luftkin and Jenrette Securities Corp., 5.72%, 12/1/99 (collateralized by FGPC
               9.50% due 8/1/26 valued at $6,270,990, FNMS 6.00% to 7.59% due 4/1/19 to 11/29/29 valued at
               $96,731,599)...............................................................................    $  100,000,000
                                                                                                              --------------

               Total Repurchase Agreements (Cost $712,000,000)............................................       712,000,000
                                                                                                              --------------

               TAXABLE MUNICIPAL BONDS--0.7% (A) (NOTE 1)

  25,100,000   Illinois Student Assistance, 5.52% (LOC Sallie Mae), 12/1/22 (Cost $25,100,000)............        25,100,000
                                                                                                              --------------

               TOTAL INVESTMENTS (COST $3,736,343,328)......................................    103.4%         3,736,343,328

               LIABILITIES, LESS OTHER ASSETS...............................................    (3.4)           (122,840,656)
                                                                                                ------        --------------

               NET ASSETS...................................................................    100.0%        $3,613,502,672
                                                                                                =====         ==============

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 3,613,502,672 SHARES
               OF BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING...........................                           $1.00
                                                                                                                       =====

---------------

(a) The interest rates, as reported November 30, 1999, are subject to change periodically. Securities are payable on demand and are collateralized by letters of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) Collateralized by bank letters of credit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                            VALUE
   AMOUNT      REPURCHASE AGREEMENTS -- 100.8%                                                                      (NOTE 1)
------------   -----------------------------------------------------------------------------------                 ------------
$190,000,000   Bear, Stearns & Co. Inc., 5.72%, 12/1/99 (collateralized by GNMA, 5.50%-9.50%, due from 8/14/15
               to 8/15/29 valued at $198,149,361).............................................................     $190,000,000

 200,000,000   DLJ Securities Corporation, 5.72%, 12/1/99 (collateralized by GNMA, 5.50%-15.00%, due from
               4/15/01 to 12/15/31 valued at $200,004,524)....................................................      200,000,000

 165,000,000   Prudential Securities Inc., 5.68%, 12/1/99 (collateralized by GNMA, 5.00%-6.625%, due from
               5/20/28 to 8/24/20 valued at $165,000,000).....................................................      165,000,000

 173,000,000   Lehman Brothers Inc., 5.68%, 12/1/99 (collateralized by GNMA, 6.00%-9.50% due from 11/15/06 to
               12/20/28 valued at $173,000,257)...............................................................      173,000,000
                                                                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS (COST $728,000,000)....................................      100.8%      728,000,000
               LIABILITIES, LESS OTHER ASSETS.....................................................       (0.8)       (5,436,021)
                                                                                                       ------      ------------
               NET ASSETS.........................................................................      100.0%     $722,563,979
                                                                                                       ======      ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 722,563,979 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING...............................................            $1.00
                                                                                                                          =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

  PRINCIPAL                                                                                                          VALUE
   AMOUNT      U.S. TREASURY BILLS -- 99.7%                                                                         (NOTE 1)
------------   -----------------------------------------------------------------------------------                 ------------
$ 31,500,000   4.57%-4.86%, 12/2/99...........................................................................     $ 31,495,888
  16,500,000   4.58%-4.83%, 12/9/99...........................................................................       16,482,651
  13,000,000   4.68%, 12/23/99................................................................................       12,962,820
  27,500,000   4.76%-4.88%, 1/6/00............................................................................       27,368,365
  35,000,000   4.93%-5.25%, 1/13/00...........................................................................       34,787,538
  40,500,000   4.96%-5.20%, 1/20/00...........................................................................       40,213,115
  25,000,000   4.70%, 1/27/00.................................................................................       24,813,958
  24,500,000   4.83%, 2/3/00..................................................................................       24,289,844
  25,900,000   4.65%-4.84%, 2/10/00...........................................................................       25,657,682
  40,000,000   4.89%-4.91%, 2/17/00...........................................................................       39,575,767
  13,000,000   5.13%-5.14%, 2/24/00...........................................................................       12,842,502
  22,500,000   5.11%-5.12%, 4/27/00...........................................................................       22,027,633
                                                                                                                   ------------
               TOTAL U.S. TREASURY BILLS (COST $312,517,763)......................................       99.7%      312,517,763
               OTHER ASSETS, LESS LIABILITIES.....................................................        0.3           939,926
                                                                                                       ------      ------------
               NET ASSETS.........................................................................      100.0%     $313,457,689
                                                                                                       ======      ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 313,457,689 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING...................................                        $1.00
                                                                                                                          =====

                          SECURITY TYPE ABBREVIATIONS
FGPC    -- FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA    -- Federal Home Loan Mortgage Corp. ("FHLMC") Gold Adjustable Rate REMIC
FGRM    -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSI    -- Freddie MAC Gold Strip Interest Portion
FNMS    -- FNMA Mortgage-Backed Pass-Through Securities
FNRA    -- FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through Securities
FNRM    -- Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed Pass-Through Securities
FRRA    -- FHLMC REMIC Adjustable Rate
FNST    -- FNMA Stripped Mortgage-Backed Pass-Through Securities
FXRM    -- FNMA REMIC Fixed Rate
RFIN    -- Resolution Funding Corp. STRIPS
TPRN    -- U.S. Treasury Principal STRIPS

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--102.0%                                                                          (NOTE 1)
------------  ----------------------------------------------------------------------------------------               ------------
              ALABAMA -- .2%
   $ 500,000  Montgomery BMC Spl Care Fac. Fing. Auth., Series H, 3.95%, 12/1/30 (a)...........................      $    500,000
                                                                                                                     ------------
              ARIZONA -- 4.9%
   2,600,000  Apache County IDA for Tucson Electric Power Company, 4.00%, 2,600,000 12/1/20 (a)
     900,000  Apache County IDA for Tucson Electric Power Company, Series 83A, 3.90%, 12/15/18 (a).............           900,000
   2,200,000  Apache County IDA for Tucson Electric Power Company, Series 83B, 3.95%, 12/15/18 (a).............         2,200,000
   1,100,000  Arizona HFA for Pooled Loan Program, 3.90%, 10/1/15 (a)..........................................         1,100,000
     550,000  Avondale IDA for National Health INVS, 3.90%, 12/1/14 (a)........................................           550,000
   3,500,000  Pima County IDA PCR for Tucson Electric Project, 3.90%, 12/1/22 (a)..............................         3,500,000
   2,225,000  Yavapai IDA for Regional Medical Center, Series B, 3.90%, 12/1/26 (a)............................         2,225,000
                                                                                                                     ------------
                                                                                                                       13,075,000
                                                                                                                     ------------
              CALIFORNIA -- 2.8%
   1,200,000  Anaheim UHSD for School Fac. Brdg. Fdg., 3.60%, 9/1/13 (a).......................................         1,200,000
     700,000  California School Financing Corp. for Capital Improvement Fing., 3.80%, 7/1/24 (a)...............           700,000
     400,000  Fremont Public Finance Authority for Family Res. Center, 3.65%, 8/1/28 (a).......................           400,000
     700,000  Irvine Ranch Water District, Series B, 3.85%, 10/1/04 (a)........................................           700,000
   1,500,000  Los Angeles Community Development for Willowbrook Proj., 3.65%, 11/1/15 (a)......................         1,500,000
     400,000  Los Angeles CRA for Promenade Towers, Series 1989, 3.65%, 4/1/09 (a).............................           400,000
     600,000  Los Angeles USD for Belmont Learning Complex A, 3.60%, 12/1/17 (a)...............................           600,000
   1,000,000  Orange County Apartment Development Revenue Bonds for Lakes Project A, 3.55%,
               12/1/06 (a)
   1,000,000  Watereuse Finance Authority, 3.60%, 5/1/28 (a)...................................................         1,000,000
                                                                                                                     ------------
                                                                                                                        7,500,000
                                                                                                                     ------------
              COLORADO -- 1.4%
   2,800,000  Arapahoe School District #5 for Cherry Creek TAN, 4.25%, 6/30/00.................................         2,808,375
   1,000,000  Denver Airport, Series B, 3.90%, 12/1/20 (a).....................................................         1,000,000
                                                                                                                     ------------
                                                                                                                        3,808,375
                                                                                                                     ------------
              CONNECTICUT -- 3.3%
   1,200,000  Connecticut HEF for Bradley Health Care, Series B, 3.50%, 7/1/29 (a).............................         1,200,000
   1,440,000  Connecticut HEF for Charlotte Hospital, Series C, 3.70%, 7/1/13 (a)..............................         1,440,000
   2,400,000  Connecticut HEF for Yale University, Series T-1, 3.75%, 7/1/29 (a)...............................         2,400,000
     300,000  Connecticut HEF for Yale University, Series U, 3.85%, 7/1/33 (a).................................           300,000
     700,000  Connecticut Special Tax Transportation Infrastructure Second Lien Revenue Bonds, 3.80%,
               12/1/10 (a).....................................................................................           700,000
     700,000  Connecticut State HEFA for St. Raphael, Series J, 3.60%, 7/1/22 (a)..............................           700,000
     900,000  Connecticut State HEFA for Stamford Hospital, Series H, 3.60% 7/1/24 (a).........................           900,000
   1,200,000  Hartford Redev. Agency MHR for Underwood Towers Project, 3.80%, 6/1/20 (a).......................         1,200,000
                                                                                                                     ------------
                                                                                                                        8,840,000
                                                                                                                     ------------
              DISTRICT OF COLUMBIA -- 4.4%
   8,200,000  Washington, D.C. George Washington University, 3.90%, 3/1/06 (a).................................         8,200,000
   2,200,000  Washington, D.C. Housing Finance Agency RAW, 3.50%, 7/1/27 (a)...................................         2,200,000
   1,220,000  Washington, D.C. National Children's Center Inc., 3.90%, 2/1/20 (a)..............................         1,220,000
                                                                                                                     ------------
                                                                                                                       11,620,000
                                                                                                                     ------------
              FLORIDA -- 7.7%
     500,000  Brevard County MHR for Malabar Lakes Proj., 3.85%, 12/1/10 (a)...................................           500,000
     100,000  Dade County HFA for Miami Children's Hospital, 4.10%, 9/1/25 (a).................................           100,000
     500,000  Dade County IDA for Dolphin Stadium Project, Series A, 3.80%, 1/1/16 (a).........................           500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------                                                                                                         ------------
              FLORIDA -- 7.7% (CONTINUED)
  $1,000,000  Dade County IDA for Dolphin Stadium Project, Series B, 3.80%, 1/1/16 (a).........................      $  1,000,000
   1,500,000  Dade County IDA for Dolphin Stadium Project, Series D, 3.80%, 1/1/16 (a).........................         1,500,000
     100,000  Florida Gulf Coast for University of Florida, Certificate Participation, 3.75%, 8/1/27 (a).......           100,000
   1,715,000  Florida Housing Finance Agency for Multifamily Lake 3.80%, 6/1/07 (a)............................         1,715,000
   1,300,000  Florida Local Gov't Financial Auth. for Lake Wales Medical Centers, Series A, 4.05%,
               3/1/15 (a)......................................................................................         1,300,000
      10,000  Gulf Breeze, Series 85 A Revenue Bonds, 3.85%, 12/1/15 (a).......................................            10,000
   2,000,000  Orange IDA for Lake Highland Prep School, 3.95%, 10/1/18 (a).....................................         2,000,000
     960,000  Orange IDA for Trinity Prep School, 3.95%, 10/1/23 (a)...........................................           960,000
  10,000,000  Pinellas School District TAN, 4.25%, 6/30/00.....................................................        10,033,844
     200,000  Polk IDA IDR for Florida Conv. Ctrs. Project, 3.70%, 1/1/11 (a)..................................           200,000
     400,000  University of N. Florida HEF for Capital Improvement Project, 3.30%, 11/1/24 (a).................           400,000
                                                                                                                     ------------
                                                                                                                       20,318,844
                                                                                                                     ------------
              GEORGIA -- 4.5%
     400,000  Clayton Housing Auth. Multifamily for Rainwood Development, 3.975%, 5/1/06 (a)...................           400,000
   1,800,000  Elbert County IDR for Seaboard Farms of Elberton, 3.90%, 7/1/05 (a)..............................         1,800,000
   9,656,880  Georgia Muni. Assoc. Pool Bd. Ctf., Series B4, 3.85%, 12/15/00 (a)...............................         9,656,880
                                                                                                                     ------------
                                                                                                                       11,856,880
                                                                                                                     ------------
              ILLINOIS -- 3.7%
   1,500,000  Chicago Emergency Telephone System GOB, 4.50%, 1/1/00 (b)........................................         1,501,481
     100,000  Illinois Development Finance Authority PCR for Commonwealth Edison-C, 3.90%, 3/1/09 (a)..........           100,000
   1,000,000  Illinois Health Facs. Authority for Pooled Financing, Series F, 3.90%, 8/1/15 (a)................         1,000,000
     700,000  Illinois Health Facs. Authority for Swedish Convenant Hospital, 3.90%, 8/1/25 (a)................           700,000
     900,000  Illinois Health Facs. Authority for Swedish Convenant Hospital, Series A, 3.90%, 8/1/25 (a)......           900,000
     850,000  Illinois HFA for Community Hospital Center-B, 3.90%, 10/1/15 (a).................................           850,000
     465,000  Illinois HFA for Community Hospital Center-C, 3.90%, 10/1/15 (a).................................           465,000
   2,000,000  McCook Illinois for St Andrew Society-B, 3.95%, 12/1/21 (a)......................................         2,000,000
     800,000  Naperville Illinois for Heritage YMCA Group, 3.80%, 12/1/29 (a)..................................           800,000
   1,580,000  Streamwood IDA for Olde Church Centre Project, 4.15%, 12/1/14 (a)................................         1,580,000
                                                                                                                     ------------
                                                                                                                        9,896,481
                                                                                                                     ------------
              IOWA -- .4%
   1,000,000  Des Moines HFR for Iowa Methodist Med. Center Project, 3.40%, 8/1/15 (a).........................         1,000,000
                                                                                                                     ------------
              KANSAS -- 1.4%
   3,800,000  Overland Parks Temp Notes, 3.50%, 4/29/00........................................................         3,804,828
                                                                                                                     ------------
              KENTUCKY -- 3.8%
   8,800,000  Kentucky Asset/Liability COP, 3.85%, 6/30/01 (b).................................................         8,800,000
   1,210,000  Lexington Fayette RAW for Richmond Place Assoc. Project, 3.30%, 4/1/15 (a).......................         1,210,000
                                                                                                                     ------------
                                                                                                                       10,010,000
                                                                                                                     ------------
              LOUISIANA -- 1.1%
   1,000,000  Lake Charles Harbor & Terminal for Citgo Pete Corp., 3.90%, 8/1/07 (a)...........................         1,000,000
   1,000,000  Louisiana Offshore Terminal Authority 1st Stage A-Loop Inc., 3.60%, 9/1/08 (a)...................         1,000,000
   1,000,000  Louisiana Public Facilities Authority W. Kingston Med. Center, 4.00%, 9/1/25 (a).................         1,000,000
                                                                                                                     ------------
                                                                                                                        3,000,000
                                                                                                                     ------------
              MARYLAND -- 2.4%
     300,000  Baltimore IDA for Baltimore Cap Acquisition, 3.90%, 8/1/16 (a)...................................           300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------                                                                                                         ------------
              MARYLAND -- 2.4% (CONTINUED)
  $1,000,000  Baltimore Sheppard & Enoch Pratt Hospital, 3.90%, 7/1/21 (a).....................................      $  1,000,000
   2,000,000  Maryland Health & Higher Education Authority for John Hopkins Hospital, Series A, 3.85%,
               7/1/27 (a)......................................................................................         2,000,000
   1,000,000  Maryland Health & Higher Education Authority for Pooled Loan Program, Series A, 3.85%,
               4/1/35 (a)......................................................................................         1,000,000
     200,000  Montgomery County IDA for Info Systems and Network Corp., 3.85%, 4/1/14 (a)......................           200,000
   2,000,000  Prince George's County IDA for Frank Parsons Paper Co., 4.10%, 1/1/13 (a)........................         2,000,000
                                                                                                                     ------------
                                                                                                                        6,500,000
                                                                                                                     ------------
              MASSACHUSETTS -- 5.0%
     300,000  Massachusetts HEF Brigham & Women's Hospital, 3.80%, 7/1/17 (a)..................................           300,000
     100,000  Massachusetts HEF for Capital Asset Program, 3.55%, 1/1/19 (a)...................................           100,000
     500,000  Massachusetts HEF for Harvard University, 3.71%, 8/1/17 (a)......................................           500,000
     200,000  Massachusetts HEF for Partners Health Care Systems, 3.85%, 7/1/27 (a)............................           200,000
     400,000  Massachusetts HEF for Williams College, 3.75%, 8/1/14 (a)........................................           400,000
     400,000  Massachusetts HEF for Wellesley College, Issue B, 3.75%, 7/1/22 (a)..............................           400,000
     200,000  Massachusetts IFA for Governor Dummer Academy, 3.80%, 7/1/26 (a).................................           200,000
     400,000  Massachusetts Muni Wholesale Electric Co., Series C, 3.80%, 7/1/19 (a)...........................           400,000
     700,000  Massachusetts State GOB, Series B, 3.75%, 8/1/15 (a).............................................           700,000
     400,000  Massachusetts Water Resource Authority, Series A, 3.80%, 4/1/28 (a)..............................           400,000
     600,000  Massachusetts Water Resource Authority, Series D, 3.80%, 11/1/26 (a).............................           600,000
   9,063,000  Triton Regional School District BAN, 3.50%, 4/12/00..............................................         9,074,155
                                                                                                                     ------------
                                                                                                                       13,274,155
                                                                                                                     ------------
              MICHIGAN -- 4.7%
   1,675,000  Garden City HFA for Garden City Hospital, 3.90%, 9/1/26 (a)......................................         1,675,000
   3,600,000  Grand Rapids Water Supply System, 3.80%, 1/1/20 (a)..............................................         3,600,000
   2,600,000  Jackson EDC for Thrifty Leoni Inc. Project, 3.825%, 12/1/14 (a)..................................         2,600,000
   1,900,000  Michigan HDA for Fairlane Meadows Harbortown Ltd., 3.975%, 6/1/04 (a)............................         1,900,000
     200,000  Michigan HFA for St. Mary Hosp. of Livonia, 3.90%, 7/1/17 (a)....................................           200,000
   2,400,000  Michigan Job Development Authority for Gordon Food Service, 3.85%, 8/1/15 (a)....................         2,400,000
                                                                                                                     ------------
                                                                                                                       12,375,000
                                                                                                                     ------------
              MISSOURI -- .4%
   1,000,000  Kansas City IDA Hospital Revenue for Insd. Resh. Health Services System, 3.65%, 10/15/14 (a).....         1,000,000
                                                                                                                     ------------
              MISSISSIPPI -- .8%
   2,000,000  Canton IDR for Levi Strauss & Co. Project, 3.90%, 6/1/03 (a).....................................         2,000,000
                                                                                                                     ------------
              NORTH CAROLINA -- 1.0%
   2,600,000  Wake County Industrial Facilities & Pollution Control for Carolina Power & Light, Series C,
               3.85%, 10/1/15 (a)..............................................................................         2,600,000
                                                                                                                     ------------
              NEBRASKA -- .4%
   1,000,000  Buffalo County IDR for AgRex Inc. Project, 4.20%, 2/1/15 (a).....................................         1,000,000
                                                                                                                     ------------
              NEW HAMPSHIRE -- 1.6%
   4,300,000  Strafford TAN, 3.18%, 12/31/99...................................................................         4,300,102
                                                                                                                     ------------
              NEW JERSEY--4.6%
     700,000  Camden Improvement Authority Pooled Government Loan Program, 3.75%, 6/1/29 (a)...................           700,000
   1,000,000  Essex Improvement Authority, 3.75%, 12/1/25 (a)..................................................         1,000,000
   1,100,000  Monmouth Improvement Authority Pooled Government Loan Program, 3.55%, 8/1/16 (a).................         1,100,000
     600,000  New Jersey EDA for 400 Int'l. Dr. Partners, 3.30%, 9/1/05 (a)....................................           600,000
     700,000  New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.65%, 12/1/27 (a)........................           700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------                                                                                                         ------------
              NEW JERSEY--4.6% (CONTINUED)
    $200,000  New Jersey EDA for Foreign Trade Zone, 3.65%, 12/1/07 (a)........................................      $    200,000
     800,000  New Jersey EDA for Public Service Electric and Gas Co., 3.55%, 9/1/12 (a)........................           800,000
   1,200,000  New Jersey EDA for Volvo of America Corp., 4.07%, 12/1/04 (a)....................................         1,200,000
   1,000,000  New Jersey EFA for College of New Jersey, Series A, 3.75%, 7/1/29 (a)............................         1,000,000
   1,000,000  New Jersey Sports Exposition Authority, Series C, 3.85%, 9/1/24 (a)..............................         1,000,000
     600,000  New Jersey Turnpike Authority General, Series 91D, 3.65%, 1/1/08 (a).............................           600,000
     200,000  Port Authority NY and NJ, Series 2, 3.75%, 5/1/19 (a)............................................           200,000
     300,000  Port Authority NY and NJ, Series 5, 3.65%, 8/1/24 (a)............................................           300,000
   2,800,000  Vernon School District Temp Notes, Series, B, 3.20%, 12/3/99.....................................         2,800,018
                                                                                                                     ------------
                                                                                                                       12,200,018
                                                                                                                     ------------
              NEW YORK -- 6.8%
   2,000,000  Long Island Power Authority, Series 1, 3.85%, 5/1/33 (a).........................................         2,000,000
   2,000,000  New York City Cultural Resources for Soloman B. Guggeheim, 3.70%, 12/1/15 (a)....................         2,000,000
     800,000  New York City GOB, Series A4, 3.75%, 8/1/22 (a)..................................................           800,000
   1,500,000  New York City GOB, Series A4, 3.80%, 8/1/15 (a)..................................................         1,500,000
   1,600,000  New York City GOB, Series E5, 3.70%, 8/1/09 (a)..................................................         1,600,000
   3,700,000  New York City GOB, Series E5, 3.70%, 8/1/10 (a)..................................................         3,700,000
     450,000  New York City GOB, Series E5, 3.70%, 8/1/15 (a)..................................................           450,000
   1,400,000  New York City GOB, Series E6, 3.70%, 8/1/19 (a)..................................................         1,400,000
   4,600,000  Tarrytown UFSD TAN, 4.00%, 6/26/00...............................................................         4,611,360
                                                                                                                     ------------
                                                                                                                       18,061,360
                                                                                                                     ------------
              NORTH DAKOTA -- .4%
   1,100,000  Minot IDR for Nash Finch Co. Project, 3.70%, 12/1/02 (a).........................................         1,100,000
                                                                                                                     ------------
              OHIO -- 6.3%
     425,000  Brunswick IDR for Kinder-Care Learning Centers Project, Series A, 4.00%, 6/1/02 (a)..............           425,000
     800,000  Columbus ERD for Electric Systems Revenue Bonds, 3.60%, 9/1/09 (a)...............................           800,000
   1,310,000  Cuyahoga IDA for Cleveland Clinic, Series A, 3.90%, 1/1/16 (a)...................................         1,310,000
     980,000  Franklin County Bonds for Kinder-Care Project, Series A, 4.00%, 6/1/02 (a).......................           980,000
   2,665,000  Franklin County Bonds for US Health Corp.-A, 3.90%, 12/1/21 (a)..................................         2,665,000
   3,150,000  Franklin County HRB for US Health Corp., Series A, 3.90%, 12/1/21 (a)............................         3,150,000
     900,000  Lucas County HFR for Lutheran Homes Society Project, 3.85%, 11/1/19 (a)..........................           900,000
   3,000,000  Mahoning HFR for Forum Health Group, Series B, 3.90%, 12/1/27 (a)................................         3,000,000
     900,000  Ohio Air Quality Dev. Auth., Series A, 3.95%, 12/1/15 (a)........................................           900,000
   1,630,000  Ottawa Hospital Facilities Luther Home of Mercy Project, 3.95%, 10/1/17 (a)......................         1,630,000
   1,010,000  Sharonville IDA for Edgecomb Metals Inc., 3.90%, 11/1/09 (a).....................................         1,010,000
                                                                                                                     ------------
                                                                                                                       16,770,000
                                                                                                                     ------------
              OREGON -- 1.2%
   3,100,000  Portland Multifamily Revenue Housing for South Park Block Project A, 3.70%, 12/1/11 (a)..........         3,100,000
                                                                                                                     ------------
              PENNSYLVANIA -- 9.3%
   1,600,000  Allegheny HDA for Allegheny General Hospital, Series B, 4.85%, 9/1/20 (a)........................         1,600,000
   1,000,000  Allegheny HDA for Allegheny General Hospital, Series B, 4.85%, 9/1/10 (a)........................         1,000,000
     400,000  Allegheny HDA for St Francis Health System, 3.85%, 11/1/27 (a)...................................           400,000
   1,200,000  Allegheny IDA for Longwood At Oakmont Project, 3.70 (a)..........................................         1,200,000
     700,000  Allegheny University of Pittsburgh Project, Series 85, 3.75%, 7/1/15 (a).........................           700,000
     700,000  Allegheny University of Pittsburgh Project, Series C, 4.05%, 3/1/13 (a)..........................           700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------                                                                                                         ------------
              PENNSYLVANIA -- 9.3% (CONTINUED)
    $400,000  Bucks IDA for Edgecomb Metals Co., 3.90%, 10/1/09 (a)............................................      $    400,000
   1,264,000  Chartier Valley IDR Bonds for 1133 Penn Ave. Assoc., Series A, 4.00%, 8/1/07 (a).................         1,264,000
   1,425,000  Clarion County Special Development Revenue IDA Bonds for Meritcare Project, Series A, 4.00%,
               12/1/12 (a).....................................................................................         1,425,000
   1,400,000  Dallastown Area School District GOB, 3.95%, 2/1/18 (a)...........................................         1,400,000
     500,000  Dauphin General Authority Revenue Bonds, 3.95%, 11/1/17 (a)......................................           500,000
   2,200,000  Delaware Valley Finance Authority Rev. Bonds, Series B, 3.80%, 12/1/20 (a).......................         2,200,000
   1,500,000  Emmaus GOB Local Government Revenue Bonds, 3.90%, 12/1/28 (a)....................................         1,500,000
   1,285,000  Lehigh IDA for Allentown Airport, 3.95%, 12/1/05 (a).............................................         1,285,000
     855,000  Mercersburg General Purpose Authority, 3.95%, 11/1/27 (a)........................................           855,000
   1,100,000  Northeastern HEF for Wyoming Valley HCF, 3.90%, 1/1/24 (a).......................................         1,100,000
     555,000  Pennsylvania HEFA for Temple University, 3.70%, 10/1/09 (a)......................................           555,000
     675,000  Pennsylvania HEFA for University of Philadelphia, Series C, 3.85%, 1/1/26 (a)....................           675,000
   2,340,000  Philadelphia MHR for Harbor View Tower Project, 4.00%, 11/1/27 (a)...............................         2,340,000
   2,000,000  Sayre HCF for Cap Financing Project, Series L, 3.90%, 12/1/20 (a)................................         2,000,000
   1,425,000  York General Authority Pooled Financing, Series A, 3.90%, 9/1/26 (a).............................         1,425,000
     200,000  York General Authority Pooled Financing, 3.95%, 9/1/26 (a).......................................           200,000
                                                                                                                     ------------
                                                                                                                       24,724,000
                                                                                                                     ------------
              PUERTO RICO -- .4%
   1,000,000  Puerto Rico Commonwealth Highway & Transportation, Series A, 3.65%, 7/1/28 (a)...................         1,000,000
                                                                                                                     ------------
              TENNESSEE -- 2.3%
     335,000  Chattanooga IDA for Baylor School Project, 3.95%, 11/1/16 (a)....................................           335,000
   5,000,000  Clarksville Public Building Authority Pooled Financing, 3.90%, 7/1/11 (a)........................         5,000,000
     765,000  Franklin HEF for Franklin Health Care Center Inc., 4.15%, 6/1/05 (a).............................           765,000
                                                                                                                     ------------
                                                                                                                        6,100,000
                                                                                                                     ------------
              TEXAS -- 5.3%
   1,000,000  Harris County HFDC for Greater Houston Project, 3.90%, 11/1/25 (a)...............................         1,000,000
   1,000,000  Harris County Industrial Development Corp. for Baytank Houston Inc. Project, 3.90%, 2/1/20 (a)...         1,000,000
   1,600,000  Midlothian IDC for Box-Crow Cement Co. Project, 3.85%, 12/1/09 (a)...............................         1,600,000
  10,500,000  Texas TRAN, Series A, 4.50%, 8/31/00.............................................................        10,560,772
                                                                                                                     ------------
                                                                                                                       14,160,772
                                                                                                                     ------------
              UTAH -- 2.3%
   5,975,000  Salt Lake City IDR for Parkview Plaza Project, 3.90%, 12/1/14 (a)................................         5,975,000
                                                                                                                     ------------
              VIRGINIA -- 4.1%
   2,040,000  Alexandria IDA for Pooled Loan Project, Series A, 3.90%, 7/1/26 (a)..............................         2,040,000
     365,000  Bristol IDA for Healthcare Center Inc., 4.15%, 3/1/10 (a)........................................           365,000
   1,000,000  Capital Region Airport Comm. for Richmond International Airport, 3.90%, 7/1/25 (a)...............         1,000,000
     500,000  Hampton MHR for Avalon at Hampton I-A Project, 3.80%, 6/15/26 (a)................................           500,000
   1,000,000  Lynchburg IDA HRB for VHA Mid Atlantic States Inc., 3.95%, 12/1/25 (a)...........................         1,000,000
   1,500,000  Newport News MHR for Newport--Oxford Project, 3.95%, 11/1/06 (a).................................         1,500,000
   4,390,000  Norfolk IDA for Children's Project, 3.90%, 6/1/20 (a)............................................         4,390,000
                                                                                                                     ------------
                                                                                                                       10,795,000
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------                                                                                                         ------------
              WASHINGTON -- 1.0%
  $2,700,000  Port of Seattle IDC for Douglas Management Corp., 4.10%, 12/1/05 (a).............................      $  2,700,000
                                                                                                                     ------------
              WISCONSIN -- 1.1%
   3,000,000  Green Bay IDA for St. Mary's Holdings, Inc., 4.10%, 11/1/00 (a)..................................         3,000,000
                                                                                                                     ------------
              WYOMING -- 1.0%
   2,600,000  Sweetwater PCR for Pacificorp Project B, 3.90%, 1/1/14 (a).......................................         2,600,000
                                                                                                                     ------------

              TOTAL INVESTMENTS (COST $270,565,815)...................................................    102.0%      270,565,815

              OTHER ASSETS, LESS LIABILITIES..........................................................     (2.0)       (5,401,230)
                                                                                                          -----      ------------

              NET ASSETS..............................................................................    100.0%     $265,164,585
                                                                                                          =====      ============

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 265,164,585 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING................................................             $1.00
                                                                                                                            =====

------------------

(a) The interest rates, as reported on November 30, 1999, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b) Securites are collateralized by bank letters of credit or other credit agreements.

SECURITY TYPE ABBREVIATIONS:

BAN     -- Bond Anticipation Notes
COP     -- Certificate of Participation
CRA     -- Community Redevelopment Agency
EDC     -- Economic Development Corporation
EFA     -- Economic Finance Authority
ERD     -- Energy Research and Development Authority
GOB     -- General Obligation Bonds
HCF     -- Health Care Facility
HDA     -- Housing Development Authority
HEFA    -- Health & Education Facilities Authority
HFA     -- Housing Finance Authority
HFDC    -- Health Facilities Development Corp.
HFR     -- Health Facilities Revenue Bonds
HRB     -- Hospital Revenue Bonds
IDA     -- Industrial Development Authority Revenue Bonds
IDC     -- Industrial Development Corporation Revenue Bonds
IDR     -- Industrial Development Agency Revenue Bonds
MFHR    -- Multi-family Housing Revenue Bonds
MFMR    -- Multi-Family Mortgage Revenue Bonds
PCR     -- Pollution Control Revenue Bonds
RAW     -- Revenue Anticipation Warrants
TAN     -- Tax Anticipation Notes
TRAN    -- Tax & Revenue Anticipation Notes
UFSD    -- Union Free School District
UHSD    -- Unified High School District
USD     -- Unified School District Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                            VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS -- 100.5%                                                                      (NOTE 1)
------------  ------------------------------------------------------------------------------------------------     -----------
 $ 2,365,000  Bleecker HDC Terrace Apt., Project S85, 3.85%, 7/1/15 (a).......................................     $ 2,365,000
   2,000,000  Elmont UFSD, TAN, 3.90%, 6/29/00................................................................       2,003,894
   2,000,000  Elmont UFSD, TAN, 4.00%, 6/29/00................................................................       2,005,011
   3,200,000  Guilderland IDA for North Eastern Industrial Park, Ser. 1993 A, 3.85%, 12/1/08 (a)..............       3,200,000
   2,000,000  Hempstead Town IDA Resource Recovery for Corp. Credit, 3.90%, 12/1/10 (a).......................       2,000,000
   3,500,000  Jefferson IDA for Watertown Carthage Project, 3.70%, 12/1/12 (a)................................       3,500,000
   6,700,000  Long Island Power Authority, NY Electric System, Series 1, 3.85%, 5/1/33 (a)....................       6,700,000
   3,800,000  Metropolitan Transit Authority, GOB, 7.50%, 7/1/16 (c)..........................................       3,953,901
   2,295,000  Metropolitan Transit Authority, GOB, 6.00%, 7/1/19 (c)..........................................       2,323,063
   2,240,000  Metropolitan Transit Authority, RAW, 7.50%, 7/1/19 (c)..........................................       2,320,693
     600,000  New York City Cultural Resources for Soloman B. Guggenheim, 3.70%, 12/1/15 (a)..................         600,000
   4,000,000  New York City GOB Custodial Receipts, Series A31, 4.09%, 7/2/00 (a).............................       4,000,000
     265,000  New York City GOB, Series A10, 4.00%, 8/1/16 (a)................................................         265,000
     500,000  New York City GOB, Series A7, 3.70%, 8/1/20 (a).................................................         500,000
   1,200,000  New York City GOB, Series A7, 7.75%, 3/15/02 (c)................................................       1,231,910
   2,595,000  New York City GOB, Series A9, 3.80%, 8/1/18 (a).................................................       2,595,000
   1,000,000  New York City GOB, Series B, 4.00%, 10/1/20 (a).................................................       1,000,000
   3,500,000  New York City GOB, Series B5, 3.90%, 2/15/16 (a)................................................       3,500,000
   3,950,000  New York City GOB, Series B8, 3.85%, 8/15/24 (a)................................................       3,950,000
   3,500,000  New York City GOB, Series D, 3.75%, 2/1/22 (a)..................................................       3,500,000
     300,000  New York City GOB, Series D, 3.80%, 2/1/20 (a)..................................................         300,000
   2,800,000  New York City GOB, Series D, 3.85%, 2/1/21 (a)..................................................       2,800,000
   3,400,000  New York City GOB, Series E4, 3.70%, 8/1/21 (a).................................................       3,400,000
     500,000  New York City GOB, Series E5, 3.70%, 8/1/10 (a).................................................         500,000
   1,750,000  New York City GOB, Series F2, 3.70%, 2/15/12 (a)................................................       1,750,000
   2,000,000  New York City GOB, Series F4, 3.80%, 2/15/20 (a)................................................       2,000,000
   5,000,000  New York City HDC for Upper Fifth Avenue Project, 3.90%, 1/1/16 (a).............................       5,000,000
   3,000,000  New York City HDC MFH for Columbus Apartments, 3.80%, 3/15/25 (a)...............................       3,000,000
   6,000,000  New York City HDC MFH for Monterey, Series A, 3.80%, 11/15/19 (a)...............................       6,000,000
   5,900,000  New York City HDC Multifamily Mtg. for James Tower Proj., 3.70%, 7/1/05 (a).....................       5,900,000
   2,300,000  New York City Health & Hospital, Series A, 3.75%, 2/15/26 (b)...................................       2,300,000
     866,000  New York City IDA American Civil Liberties, 3.75%, 6/1/12 (a)...................................         866,000
   5,000,000  New York City IDA for Childrens Oncology Society, 3.80%, 5/1/21 (a).............................       5,000,000
     920,000  New York City IDA for Goodwill Project, 3.75%, 3/1/00 (a).......................................         920,000
   1,500,000  New York City IDA for Stroheim & Romann Inc. Project, 3.80%, 12/1/15 (a)........................       1,500,000
   1,200,000  New York State Dormitory Auth. for Oxford University Press, 3.85%, 7/1/25 (a)...................       1,200,000
   1,300,000  New York State Energy R & D Authority for New York Electric-Gas, 3.60%, 10/1/29 (a).............       1,300,000
   6,000,000  New York State HFA for Normandie Court, Series 91, 3.70%, 5/15/15 (a)...........................       6,000,000
   1,700,000  New York State HFA for Mt. Sinai School, 3.85%, 11/1/14 (a).....................................       1,700,000
  11,200,000  New York State HFA Service Contract Rev. Bonds, Series A, 3.75%, 3/15/27 (a)....................      11,200,000
   2,835,000  New York State Local Government Assistance Corp., Series A, 3.75%, 4/1/22 (a)...................       2,835,000
   8,400,000  New York State Local Government Assistance Corp., Series B, 3.75%, 4/1/25 (a)...................       8,400,000
   7,880,000  New York State Local Government Assistance Corp., Series C, 3.75%, 4/1/25 (a)...................       7,880,000
  10,000,000  New York State Medical Care Facilities Finance Agency for St. Lukes Hospital, 7.45%,
               2/15/29 (c)....................................................................................      10,285,740
   7,000,000  North Shore CSD, BAN, 4.00%, 7/13/00............................................................       7,021,591
   4,200,000  Onondaga County IDR for Edgecomb Metals Project, 3.90%, 11/1/09 (a).............................       4,200,000
   2,400,000  Onondaga County IDR for McLane Co. Project, 4.35%, 11/1/04 (a)..................................       2,400,000
   1,000,000  Port Authority of New York & New Jersey, Series 2, 3.75%, 5/1/19 (a)............................       1,000,000
   1,200,000  St. Lawrence IDA for Reynolds Metals, 3.80%, 12/1/07 (a)........................................       1,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                           VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                    (NOTE 1)
-----------  ------------------------------------------------------------------------------------------------     ------------
 $4,000,000  Suffolk County IDR for Target Rock Corporation Rev. Bonds, 3.85%, 2/1/07 (a)....................     $  4,000,000
  4,550,000  Syracuse IDA for General Accident Insurance Co., Project, 3.20%, 12/1/03 (a)....................        4,550,000
  5,000,000  Triborough Bridge & Tunnel Authority, Series C, 4.00%, 1/1/13 (a)...............................        5,000,000
  1,300,000  Yonkers IDR for Civic Revenue Bonds for Consumers Union, 3.80%, 7/1/19 (a)......................        1,300,000
  4,400,000  Yonkers IDR for Consumers Union Facility, 3.80%, 7/1/21 (a).....................................        4,400,000
                                                                                                                  ------------

             TOTAL INVESTMENTS (COST $178,621,803).................................................    100.5%      178,621,803
             OTHER ASSETS, LESS LIABILITIES........................................................     (0.5)         (932,949)
                                                                                                       -----      ------------
             NET ASSETS............................................................................    100.0%     $177,688,854
                                                                                                       =====      ============
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 177,688,854 SHARES OF BENEFICIAL
              INTEREST, $.001 PAR VALUE OUTSTANDING................................................                      $1.00
                                                                                                                         =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--93.9%                                                                            (NOTE 1)
------------  -----------------------------------------------------------------------------------------               -----------
  $1,500,000  Alameda Contra Costa School Finance Authority, Series A, 3.65%, 6/1/22 (a)........................      $ 1,500,000
     580,000  Alameda Contra Costa School Finance Authority, Series B, 3.65%, 7/1/23 (a)........................          580,000
   1,100,000  Alameda Contra Costa School Finance Authority, Series C, 3.65%, 7/1/25 (a)........................        1,100,000
   2,180,000  Alameda Contra Costa School Finance Authority, Series D, 3.65%, 7/1/18 (a)........................        2,180,000
   1,800,000  California EDA for ISO Corp., Series A, 3.70%, 4/1/08 (a).........................................        1,800,000
   1,900,000  California EDA for ISO Corp., Series B, 3.60%, 4/1/08 (a).........................................        1,900,000
   1,500,000  California RAN, 4.00%, 6/30/00....................................................................        1,505,941
   1,500,000  California School Facilities Capital Improvement Financing Projects, Series C, 3.85%,
               7/1/22 (a).......................................................................................        1,500,000
   1,800,000  California School Facilities Capital Improvement Financing Projects, Series B, 3.80%,
               7/1/24 (a).......................................................................................        1,800,000
   1,500,000  Contra Costa MFH Delta Square Apartments, Project H, 3.55% 10/15/29 (a)...........................        1,500,000
   1,100,000  Fremont Public Finance Auth. for Family Resource Center, 3.65%, 8/1/28 (a)........................        1,100,000
   1,500,000  Hemet MHR for Sunwest Resort Village, 3.55%, 7/1/06 (a)...........................................        1,500,000
   1,500,000  Huntington Beach TAN, 4.25%, 10/3/00..............................................................        1,510,585
     500,000  Irvine Ranch Water District, Series B, 3.85%, 10/1/04 (a).........................................          500,000
   3,900,000  Los Angeles Community Redevelopment Agency, Baldwin Hills, 3.55% 12/1/14 (a)......................        3,900,000
   2,675,000  Los Angeles CRA for Promenade Towers, Series 1989, 3.65%, 4/1/09 (a)..............................        2,675,000
   2,400,000  Los Angeles Custodial Receipts, 3.82%, 7/1/05 (a).................................................        2,400,000
   1,420,000  Los Angeles MTA, RAW, 5.50%, 7/1/00 (b)...........................................................        1,437,117
   2,680,000  Los Angeles USD, Belmont Learning Complex-A, 3.60%, 12/1/17 (a)...................................        2,680,000
   1,200,000  Los Angeles Wastewater System, Series A, RAW, 7.00%, 2/1/20 (c)...................................        1,231,124
   3,500,000  Orange County Apartment Development Revenue Bonds, Aliso Creek Project B, 3.60%, 11/1/25 (a)......        3,500,000
     700,000  Orange County Water District, 3.55%, 8/15/15 (a)..................................................          700,000
   2,000,000  Riverside County Housing Authority MFH, Tyler Springs Apartments-C, 3.50%, 1/15/27 (a)............        2,000,000
     200,000  San Bernadino IDA for Gate City Beverage, 4.80%, 3/1/05 (a).......................................        3,500,000
   1,500,000  San Francisco Bay Area Rapid Transit, 3.10%, 12/8/99 (a)..........................................        1,500,000
   1,000,000  San Francisco Bay Area Rapid Transit, 3.55%, 3/8/00 (a)...........................................        1,000,000
   2,500,000  San Francisco MHR for Bayside Village, Series 85D, 3.52%, 12/1/05 (a).............................        2,500,000
   2,000,000  San Joaquin County, CP, 3.40%, 12/14/99 (a).......................................................        2,000,000
   1,920,000  San Jose Redevelopment Agency, Tax Allocation Merged Area, RAW, 4.75%, 8/1/00 (b).................        1,934,329
   1,810,000  South Orange County Public Financing Authority, GOB, 4.50%, 9/1/00 (b)............................        1,824,567
   1,000,000  Southern California Public Power Authority, RAW, 6.00%, 7/1/18 (c)................................        1,014,910
     700,000  Watereuse Finance Authority, 3.60%, 5/1/28 (a)....................................................          700,000
                                                                                                                      -----------

              TOTAL INVESTMENTS (COST $53,173,573).....................................................     93.9%      53,173,573
              OTHER ASSETS, LESS LIABILITIES...........................................................      6.1        3,464,284
                                                                                                           -----      -----------
              NET ASSETS...............................................................................    100.0%     $56,637,857
                                                                                                           =====      ===========

                              STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)
              ASSETS
              Investments in securities, at value (cost $53,173,573)............................................      $53,173,573
              Cash..............................................................................................        3,126,676
              Accrued interest receivable.......................................................................          339,155
                                                                                                                      -----------
              Total Assets......................................................................................       56,639,404
              LIABILITIES
              Other payables and accrued expenses...............................................................            1,547
                                                                                                                      -----------
              NET ASSETS........................................................................................      $56,637,857
                                                                                                                      ===========
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 56,637,857 SHARES OF BENEFICIAL
               INTEREST, $.001 PAR VALUE OUTSTANDING............................................................            $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--89.6%                                                                             (NOTE 1)
-----------  ------------------------------------------------------------------------------------------               -----------
 $1,400,000  Connecticut DAI for Allen Group Inc., 3.75%, 2/1/13 (a)............................................      $ 1,400,000
    700,000  Connecticut DAI for Conco Medical Co. Project, Series 85, 3.80%,11/1/05 (a)........................          700,000
  1,700,000  Connecticut DAI for General Accident Insurance Co., 3.20%, 12/1/13 (a).............................        1,700,000
    450,500  Connecticut DAI for Regional YMCA Project, 3.75%, 6/1/08 (a).......................................          450,500
  3,705,000  Connecticut Development Authority Health Care Revenue Bonds for Independent Living Project, 3.75%,
              7/1/15 (a)........................................................................................        3,705,000
  1,400,000  Connecticut Development Authority PCR for Central Vermont Public Service, 3.30%, 12/1/15 (a).......        1,400,000
  1,500,000  Connecticut HEFA for Bradley Health Care, Series B, 3.50%, 7/1/29 (a)..............................        1,500,000
  1,405,000  Connecticut HEFA for Charlotte Hospital, Series C, 3.70%, 7/1/13 (a)...............................        1,405,000
  2,200,000  Connecticut HEFA for Housing Mortgage Finance Program, Series G, 3.75%, 5/15/18 (a)................        2,200,000
    350,000  Connecticut HEFA for Kingswood Oxford School Issue, Series A, 3.75%, 2/1/09 (a)....................          350,000
  1,100,000  Connecticut HEFA for Pomfret School Issue, Series A, 3.90%, 7/1/24 (a).............................        1,100,000
    950,000  Connecticut HEFA for Sharon Hospital, Series A, 3.75%, 7/1/27 (a)..................................          950,000
  2,000,000  Connecticut HEFA for Yale University, Series U, 3.85%, 7/1/33 (a)..................................        2,000,000
  1,500,000  Connecticut Special Asmt. Unemployment Comp. RAW, Series C, 3.38%, 11/15/01 (b)....................          500,000
  2,010,000  Connecticut Special Tax Obligation RAW, Series C, 6.80%, 12/1/09 (c)...............................        2,050,200
  4,280,000  Connecticut State GOB, Series B, 3.70%, 5/15/14 (a)................................................        4,280,000
  2,300,000  Connecticut State HEFA for St. Raphael, Series J, 3.60%, 7/1/22 (a)................................        2,300,000
    800,000  Connecticut State HEFA for Stamford Hospital, Series H, 3.60%, 7/1/24 (a)..........................          800,000
  4,770,000  Connecticut State Special Tax Transportation Infrastructure Second Lien Revenue Bonds, 3.80%,
              12/1/10 (a).......................................................................................        4,770,000
  2,300,000  Hartford Redev. Agency MHR for Underwood Towers Project, 3.80%, 6/1/20 (a).........................        2,300,000
  3,000,000  New Britain BAN, 3.15%, 4/12/00....................................................................        3,001,366
  1,600,000  Puerto Rico Electric Power Authority, 3.65%, 7/1/22 (a)............................................        1,600,000
    200,000  Puerto Rico Highway & Transportation, Series A, 3.65%, 7/1/28 (a)..................................          200,000
  1,200,000  Puerto Rico Ind. Med. & Envir. RAW for Reynolds Metals, 3.50, 9/1/13 (b)...........................        1,200,000
    500,000  Shelton, Connecticut HFA for Crosby Commons Project, 3.75%, 1/1/31 (a).............................          500,000
  3,000,000  South Windsor, BAN, 2.89%, 3/22/00.................................................................        3,000,129
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $46,362,195)......................................................     89.6%      46,362,195
             OTHER ASSETS, LESS LIABILITIES............................................................     10.4        5,386,203
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $51,748,398
                                                                                                           =====      ===========

                         STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)

             ASSETS
             Investments in securities, at value (cost $46,362,195).............................................      $46,362,195
             Cash...............................................................................................        5,029,836
             Accrued interest receivable........................................................................          357,783
                                                                                                                      -----------
             Total Assets.......................................................................................       51,749,814
                                                                                                                      -----------
             LIABILITIES
             Other payables and accrued expenses................................................................            1,416
                                                                                                                      -----------
             NET ASSETS.........................................................................................      $51,748,398
                                                                                                                      ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 51,748,398 SHARES
              OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING...............................................            $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)


 PRINCIPAL                                                                                                              VALUE
  AMOUNT      TAX-EXEMPT OBLIGATIONS--95.8%                                                                            (NOTE 1)
-----------   ------------------------------------------------------------------------------------------             ------------
              FLORIDA -- 46.8%
   $ 925,000  Brevard County MHR for Malabar Lakes Proj., 3.85%, 12/1/10 (a)...................................      $    925,000
     800,000  Broward MHR for Welleby Apt. Project, Series 1984, 3.65%, 12/1/06 (a)............................           800,000
     400,000  Dade HFAR Rev. Bonds for Miami Children's Hospital, 4.10%, 9/1/25 (a)............................           400,000
      95,000  Dade IDA for Aviation Authority Facilities, Series 84A, 3.75%, 10/1/09 (a).......................            95,000
     900,000  Dade IDA for Dolphin Stadium Project, Series C, 3.80%, 1/1/16 (a)................................           900,000
     400,000  Florida Local Gov Auth for Lake Wales Medical Center, Series A, 4.05%, 3/1/15 (a)................           400,000
     840,000  Florida Municipal Power Agency, COP, 3.70%, 3/9/00 (b)...........................................           840,000
     225,000  Gulf Breeze IDA Revenue Bonds, Series 85, 3.85%, 12/1/15 (a).....................................           225,000
     300,000  Hillsborough County IDA PCR for Gannon Coal, 3.80%, 5/15/18 (a)..................................           300,000
   1,000,000  Orange HFAR for Adventist Health System, 3.70%, 11/15/14 (a).....................................         1,000,000
     500,000  Palm Beach PCR for Water and Sewer Project, 3.70%, 10/1/11 (a)...................................           500,000
     400,000  Pinnellas County--Chi Chi Rodriguez Foundation, 3.95%, 8/1/16 (a)................................           400,000
     500,000  Pinnellas School District, TAN, 4.25%, 6/30/00...................................................           501,692
     200,000  Port St. Lucie PCR for Florida Power and Light, 3.70%, 1/1/11 (a)................................           200,000
     590,000  Port St. Lucie PCR for Florida Power and Light, 3.70%, 1/1/26 (a)................................           590,000
     400,000  Port St. Lucie PCR for Florida Power and Light, 3.80%, 3/1/27 (a)................................           400,000
     700,000  Sarasota Bay Village Project, 3.95%, 12/1/23 (a).................................................           700,000
     200,000  Tampa Occupational License Tax Bonds, 3.75%, 5/1/27 (a)..........................................           200,000
                                                                                                                     ------------
                                                                                                                        9,376,692
                                                                                                                     ------------
              ALABAMA -- 2.5%
     500,000  Montgomery Special Care Facilities Hospital VHA, Series H, 3.95%, 12/1/30 (a)....................           500,000
                                                                                                                     ------------
              ARIZONA -- 6.5%
     300,000  Apache IDA for Tucson Electric Power Company, Series, 83A, 3.90%, 12/15/18 (a)...................           300,000
     500,000  Apache IDA for Tucson Electric Power Company, Series, 83B, 3.95%, 12/15/18 (a)...................           500,000
     500,000  Apache IDA for Tucson Electric Power Company, 4.00%, 12/1/20 (a).................................           500,000
                                                                                                                     ------------
                                                                                                                        1,300,000
                                                                                                                     ------------
              DISTRICT OF COLUMBIA -- 4.5%
     900,000  Washington, D.C., George Washington University, 3.90%, 3/1/06 (a)................................           900,000
                                                                                                                     ------------
              GEORGIA -- 4.5%
     900,000  Clayton Housing Authority MFH for Welleby Apartments Project, 3.975%, 5/1/06 (a).................           900,000
                                                                                                                     ------------
              ILLINOIS -- 7.5%
     900,000  Illinois Dev. Fin. Auth. PCR for Commonwealth Edison, Series C, 3.90%, 3/1/09 (a)................           900,000
     400,000  Illinois HFA for Southern Illinois Healthcare, Series B, 3.85%, 3/1/21 (a).......................           400,000
     200,000  Naperville Heritage YMCA Group, 3.80%, 12/1/29 (a)...............................................           200,000
                                                                                                                     ------------
                                                                                                                        1,500,000
                                                                                                                     ------------
              MARYLAND -- 4.5%
     900,000  Baltimore IDA for Cap. Acquisition, 3.90%, 8/1/16 (a)............................................           900,000
                                                                                                                     ------------
              NEW JERSEY -- 2.0%
     400,000  New Jersey EDA for Volvo of American Corp., 4.07%, 12/1/04 (a)...................................           400,000

              NEW YORK -- 3.0%
     500,000  New York City GOB, Series B, 4.00%, 10/1/20 (a)..................................................           500,000
     100,000  New York City GOB, Series B5, 3.65%, 8/15/09 (a).................................................           100,000
                                                                                                                     ------------
                                                                                                                          600,000
                                                                                                                     ------------
              OHIO -- 4.0%
     800,000  Franklin County for US Health Corp., Series A, 3.90%, 12/1/21 (a)................................           800,000
                                                                                                                     ------------

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                       (NOTE 1)
-----------   ------------------------------------------------------------------------------------------             ------------
              PENNSYLVANIA -- 3.5%
   $ 700,000  Delaware Valley Fin. Authority Rev. Bonds, Series 85B, 3.80%, 12/1/20 (a)........................      $    700,000

              TEXAS -- 4.0%
     800,000  Harris County HCF for Greater Houston Project, 3.90%, 11/1/25 (a)................................           800,000
                                                                                                                     ------------
              WISCONSIN -- 2.5%
     500,000  Green Bay IDA for St. Mary's Holdings, Inc., 4.00%, 11/1/00 (a)..................................           500,000
                                                                                                                     ------------
              TOTAL INVESTMENTS (COST $19,176,692)....................................................     95.8%       19,176,692
              OTHER ASSETS, LESS LIABILITIES..........................................................      4.2           850,787
                                                                                                          -----      ------------
              NET ASSETS..............................................................................    100.0%     $ 20,027,479
                                                                                                          =====      ============
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 20,027,479 SHARES OF BENEFICIAL
               INTEREST, $.001 PAR VALUE OUTSTANDING...........................................................             $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS -- 93.7%                                                                           (NOTE 1)
-----------  ------------------------------------------------------------------------------------------               -----------
  $ 495,000  Dartmouth GOB, 6.50%, 8/1/00 (b)...................................................................      $   503,188
    500,000  Massachusetts DFA for New Bedford Whaling Museum, 3.80%, 9/1/29 (a)................................          500,000
    500,000  Massachusetts HEFA for Capital Asset Program, 3.55%, 1/1/01 (a)....................................          500,000
    300,000  Massachusetts HEFA for Harvard University, Series Q, 3.71%, 9/1/40 (a).............................          300,000
    500,000  Massachusetts HEFA for Partnership Healthcare System, 3.85%, 7/1/27 (a)............................          500,000
    200,000  Massachusetts HEFA Capital Assist, Series D, 3.80%, 1/1/35 (a).....................................          200,000
    300,000  Massachusetts HEFA for Berklee College of Music, 3.80%, 10/1/27 (a)................................          300,000
    500,000  Massachusetts HEFA for Boston University, COP, 3.75% 12/1/15 (b)...................................          500,000
    485,000  Massachusetts HEFA for Endicott College, Series B, 3.80%, 10/1/18 (a)..............................          485,000
     95,000  Massachusetts HEFA for Harvard University, 3.71%, 8/1/17 (a).......................................           95,000
    400,000  Massachusetts HEFA for Wellesley College, Series B, 3.60%, 7/1/39 (a)..............................          400,000
  1,000,000  Massachusetts Housing Fin. Agency for Multifamily Housing, 3.75%, 1/15/10 (a)......................        1,000,000
    300,000  Massachusetts IDA for KRH Rolls Project, Series 1988, 4.25%, 5/1/06 (a)............................          300,000
    500,000  Massachusetts IFA for Governor Dummer Academy, 3.75%, 7/1/26 (a)...................................          500,000
    300,000  Massachusetts IFA for Holyoke Water Power Project, 3.65%, 5/1/22 (a)...............................          300,000
    140,000  Massachusetts IFA for Quemco, Series B, 3.85%, 9/1/01 (a)..........................................          140,000
    500,000  Massachusetts Water Resource Authority, Series A, 3.80%, 11/1/26 (a)...............................          500,000
    300,000  Massachusetts Water Resource Authority, 3.80%, 4/1/28 (a)..........................................          300,000
  1,500,000  Triton Regional School District, BAN, 3.50%, 4/12/00...............................................        1,501,846
    400,000  Watertown BAN, 4.25%, 11/16/00.....................................................................          401,400
    781,000  Westwood GOB, 4.00%, 12/15/99                                                                                781,266
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $10,007,700)......................................................     93.7%      10,007,700
             OTHER ASSETS, LESS LIABILITIES............................................................      6.3          674,382
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $10,682,082
                                                                                                           =====      ===========

                               STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)
             ASSETS
             Investments in securities, at value (cost $10,007,700).............................................      $10,007,700
             Cash...............................................................................................        1,096,346
             Accrued interest receivable                                                                                   82,681
                                                                                                                      -----------
             Total Assets.......................................................................................       11,186,727
             LIABILITIES
             Other payables and accrued expenses................................................................          504,645
                                                                                                                      -----------
             NET ASSETS.........................................................................................      $10,682,082
                                                                                                                      ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 10,682,082 SHARES OF BENEFICIAL
              INTEREST, $.001 PAR VALUE OUTSTANDING.............................................................            $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

PRINCIPAL                                                                                                               VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS -- 56.0%                                                                            (NOTE 1)
---------  --------------------------------------------------------------------------------------------               ----------
 $100,000  Bruce Catholic Health Initiatives, 3.90%, 5/1/18 (a).................................................      $  100,000
  100,000  Delta EDC for Mead-Escanaba Paper Series E, 3.75%, 12/1/23 (a).......................................         100,000
   95,000  Garden City Hospital Finance Authority, 3.90%, 9/1/26 (a)............................................          95,000
  100,000  Grand Rapids Water Supply System, 3.80%, 1/1/20 (a)..................................................         100,000
  100,000  Jackson EDC for Thrifty Leoni Inc. Project, 3.975%, 12/1/14 (a)......................................         100,000
  100,000  Michigan Hospital Finance Authority St. Mary Hospital of Livonia, 3.90%, 7/1/17 (a)..................         100,000
  100,000  Michigan Housing Development Authority Harbortown Ltd., 3.975%, 6/1/04 (a)...........................         100,000
  100,000  Michigan Housing Development Authority for Fairlane Meadow, 3.90%, 12/1/07 (a).......................         100,000
  100,000  Michigan Job Development Authority for Gordon Food Service, 3.85%, 8/1/15 (a)........................         100,000
  100,000  Michigan Strategic Fund for Allen Group Inc., 3.90%, 11/1/25 (a).....................................         100,000
  100,000  Michigan Strategic Fund for Detroit Edison, Series 95C, 3.80%, 9/1/30(a).............................         100,000
  100,000  Royal Oak HFA for William Beaumont Hospital, Series L, 3.75%, 1/1/27 (a).............................         100,000
                                                                                                                      ----------
           TOTAL INVESTMENTS (COST $1,195,000).........................................................     56.0%      1,195,000
           OTHER ASSETS, LESS LIABILITIES..............................................................     44.0         939,431
                                                                                                           -----      ----------
           NET ASSETS..................................................................................    100.0%     $2,134,431
                                                                                                           =====      ==========

                               STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)
           ASSETS
           Investment in securities, at value (cost $1,195,000).................................................      $1,195,000
           Cash.................................................................................................         933,696
           Accrued Interest Receivable..........................................................................           5,793
                                                                                                                      ----------
           Total Assets.........................................................................................       2,134,489
                                                                                                                      ----------
           LIABILITIES
           Other payables and accrued expenses..................................................................              58
                                                                                                                      ----------
           NET ASSETS...........................................................................................      $2,134,431
                                                                                                                      ==========
           NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 2,134,431 SHARES OF BENEFICIAL
            INTEREST, $.001 PAR VALUE OUTSTANDING...............................................................           $1.00
                                                                                                                           =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS -- 88.6%                                                                           (NOTE 1)
-----------  ------------------------------------------------------------------------------------------               -----------
$   700,000  Atlantic City Pooled Loan Program, 3.70%, 7/1/26 (a)...............................................      $   700,000
    500,000  Bergen County GOB, 4.50%, 7/15/00..................................................................          502,253
  1,800,000  Camden Improvement Authority Pooled Government Loan Program, 3.75%, 6/1/29 (a).....................        1,800,000
    500,000  Essex County Improvement Authority, 3.75%, 12/01/25 (a)............................................          500,000
  1,400,000  Essex Improvement Authority for the Children's Institute, 3.80%, 2/1/20 (a)........................        1,400,000
  2,073,340  Fairfield BAN, 3.25%, 1/26/00......................................................................        2,073,632
  1,500,000  Freehold Township BAN, 4.25%, 11/10/00.............................................................        1,506,128
    200,000  Monmouth Improvement Authority Pooled Government Loan Program 3.55%, 8/1/16 (a)....................          200,000
    400,000  New Jersey EDA for 400 Int'l. DR Partners, 3.30%, 9/1/05 (a).......................................          400,000
  1,800,000  New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.65%, 12/1/27 (a)..........................        1,800,000
    680,000  New Jersey EDA for Economic Growth Bond, Series F, 3.80%, 8/1/14 (a)...............................          680,000
  1,100,000  New Jersey EDA for Foreign Trade Zone, 3.65%, 12/1/07 (a)..........................................        1,100,000
    500,000  New Jersey EDA for NJ Natural Gas Co. Project, 3.65%, 1/1/28 (a)...................................          500,000
    800,000  New Jersey EDA for RJB Assoc. Project, 3.80%, 8/1/08 (a)...........................................          800,000
    900,000  New Jersey EDA for St. James Preparatory School, 3.75%, 12/1/27 (a)................................          900,000
  1,005,000  New Jersey EDA for St. Peters School, Series 1995, 3.80%, 1/1/10 (a)...............................        1,005,000
     300,00  New Jersey EDA for Stolthaven Proj., Series A, 3.75%, 1/15/18 (a)..................................          300,000
    400,000  New Jersey EDA for Trailer Marine Corps Project, 3.60%, 2/1/02 (a).................................          400,000
   3,700,00  New Jersey EDA for Volvo of American Corp., 4.07%, 12/1/04 (a).....................................        3,700,000
    850,000  New Jersey EDA, Series CC, 3.75%, 12/1/09 (a)......................................................          850,000
   1,000,00  New Jersey EFA for College of NJ, Series A, 3.75%, 7/1/29 (a)......................................        1,000,000
   1,200,00  New Jersey EFA for Higher Education, Series A, 5.125%, 9/1/00 (b)..................................        1,212,893
    400,000  New Jersey HCF Hospital Capital Asset, Series C, 3.65%, 7/1/35 (a).................................          400,000
  1,810,000  New Jersey Sports Expo Authority, Series 92C, 3.85%, 9/01/24 (a)...................................        1,810,000
  2,150,000  New Jersey Transportation, Series A, GOB, 6.00%, 6/15/00 (c).......................................        2,176,645
  3,400,000  New Jersey Turnpike Authority General, Series 91D, 3.65%, 1/1/18 (a)...............................        3,400,000
  1,900,000  Port Authority NY and NJ, Liq. Facility, Series 5, 3.65%, 8/1/24 (a)...............................        1,900,000
  1,000,000  Port Authority NY and NJ, Series 2, 3.75%, 5/1/19 (a)..............................................        1,000,000
    500,000  Somrset County GOB, 4.70%, 9/1/00..................................................................          503,373
  1,000,000  Vernon Board of Education Temporary Note, 3.20%, 12/3/99...........................................        1,000,006
                                                                                                                      -----------
             TOTAL INVESMENTS (COST $35,519,930).......................................................     88.6%      35,519,300
             OTHER ASSETS, LESS LIABILITIES............................................................     11.4         4,561,10
             NET ASSETS................................................................................    100.0%     $40,081,031
                                                                                                           =====      ===========

                               STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)
             ASSETS
             Investments in securities, at value (cost $35,519,930)....................................               $35,519,930
             Cash......................................................................................                 4,247,816
             Accrued Interest receivable...............................................................                   314,458
                                                                                                                      -----------
             Total Assets                                                                                              40,082,204
             LIABILITIES
             Other payable and accrued expenses........................................................                     1,173
                                                                                                                      -----------
             NET ASSETS................................................................................               $40,081,031
                                                                                                                      ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 40,081,031 SHARES OF
              BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.........................................                     $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS -- 50.7%                                                                           (NOTE 1)
-----------  ------------------------------------------------------------------------------------------               -----------
   $ 90,000  Cuyahoga HFA for Cleveland Clinic, Series A, 3.90%, 1/1/16 (a).....................................      $    90,000
    100,000  Cuyahoga IDA for Allen Group Project, 3.80%, 12/1/15 (a)...........................................          100,000
    100,000  Franklin County Hosp. Revenue for US Health Corp., Series 96A, 3.90%, 12/1/21 (a)..................          100,000
    100,000  Franklin County Industrial Development Refunding Revenue Bonds for Kinder-Care Learning Centers
              Project, Series A, 4.00%, 6/1/02 (a)..............................................................          100,000
    100,000  Lucas County EDA for Lutheran Home Society Project, 3.85%, 11/1/19 (a).............................          100,000
    100,000  Ohio State Air Quality Dev. Auth. for Cincinnati Gas & Elec., 3.60%, 9/1/30 (a)....................          100,000
    100,000  Ohio State Air Quality Dev. Auth. for Mead Corp., 3.60%, 10/1/01 (a)...............................          100,000
    100,000  Ohio State Air Quality, Series A, 3.95%, 12/1/15 (a)...............................................          100,000
    100,000  Ottawa County, HFR for Luther Home of Mercy, 3.95%, 10/1/17 (a)....................................          100,000
    100,000  Port Authority of Cincinnati and Hamilton Counties for Kenwood Office Association, 3.95%,
              9/1/25 (a)........................................................................................          100,000
    100,000  Puerto Rico Electric Power Authority, Series SGA 43, 3.65%, 7/1/2 (a)..............................          100,000
    100,000  Sharonville IDA for Edgecomb Metals Inc., 3.90%, 11/1/09 (a).......................................          100,000
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $1,190,000).......................................................     50.7%       1,190,000
             OTHER ASSETS, LESS LIABILITIES............................................................     49.3        1,158,284
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $ 2,348,284
                                                                                                           =====      ===========

                               STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)
             ASSETS
             Investments in securities, at value (cost $1,190,000)..............................................      $ 1,190,000
             Cash...............................................................................................        1,153,805
             Accrued interest receivable........................................................................            4,543
                                                                                                                      -----------
             Total Assets.......................................................................................        2,348,348
             LIABILITIES
             Other payables and accrued expenses................................................................               64
                                                                                                                      -----------
             NET ASSETS.........................................................................................      $ 2,348,284
                                                                                                                      ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 2,348,284 SHARES OF BENEFICIAL
              INTEREST, $.001 PAR VALUE OUTSTANDING.............................................................            $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--74.8%                                                                             (NOTE 1)
-----------  ------------------------------------------------------------------------------------------               -----------
 $1,200,000  Allegheny HAD for Allegheny Hosp., Series B, 4.85%, 9/1/10 (a).....................................      $ 1,200,000
    200,000  Allegheny Hosp. Dev. Auth. for Allegheny Hosp., Series B, 4.85%, 9/1/20 (a)........................          200,000
    600,000  Allegheny Hosp. Dev. Auth. for Allegheny Hosp., Series B, 3.85%, 11/1/27 (a).......................          600,000
    500,000  Allegheny GOB Series C38, 6.10%, 9/1/00 (b)........................................................          508,202
    500,000  Allegheny Hosp. Dev. Auth., Childrens' Hosp. Pitt., Series B, 4.00%, 12/1/15 (a)...................          500,000
    600,000  Allegheny University of Pittsburgh Project, Series 85, 3.75%, 7/1/15 (a)...........................          600,000
    200,000  Allegheny IDA for Longwood at Oakmont, 3.70%, 7/1/27 (a)...........................................          200,000
    400,000  Allegheny IDA for Environmental Improvements, 3.85% 12/1/32 (a)....................................          400,000
  1,000,000  Beaver IDA, Ohio Edison Co., RAW, 3.10%, 10/1/23 (b)...............................................        1,000,000
    600,000  Beaver PCR, COP, 3.90%, 8/1/25 (b).................................................................          600,000
    630,000  Bucks IDA for Edgecomb Metals Co., 3.90%, 10/1/09 (a)..............................................          630,000
    100,000  Chartier Valley IDA Bonds for 1133 Penn Ave. Associates Project, Series A, 4.00%, 8/1/07 (a).......          100,000
    600,000  Dallastown Area School District GOB, 3.95%, 2/1/18 (a).............................................          600,000
    600,000  Delaware Valley Regional Finance Authority, Series 85, 3.80%, 12/1/20 (a)..........................          600,000
     15,000  Lehigh IDA for Allentown Airport, 3.95%, 12/1/05 (a)...............................................           15,000
    400,000  Mercersburg General Purpose Authority, 3.95%, 11/1/27 (a)..........................................          400,000
  1,000,000  Montgomery County COP, 3.40%, 12/15/99 (b).........................................................        1,000,000
    500,000  Pennsylvania Turnpike Authority, RAW, 7.50%, 12/1/19 (c)...........................................          510,000
    200,000  Philadelphia Gas, RAW, 4.25%, 8/1/00 (b)...........................................................          200,447
    500,000  Philadelphia MHR for Harbor View Tower Project, 4.00%, 11/1/27 (a).................................          500,000
    500,000  Washington Authority for Higher Education Pooled Equipment Lease, 3.90%, 11/1/05 (a)...............          500,000
    300,000  York for Philadelphia Electric Corp., 3.65%, 8/1/16 (a)............................................          300,000
    500,000  York IDA Pollution Control for Public Service Electric & Gas, Series A, 3.85%, 9/1/20 (a)..........          500,000
    100,000  York County General Auth. For Pooled Financing Prog., 3.95%, 9/1/26 (a)............................          100,000
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $11,763,649)......................................................     74.8%      11,763,649
             OTHER ASSETS, LESS LIABILITIES............................................................     25.2        3,954,588
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $15,718,237
                                                                                                           =====      ===========

                                   STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999
             ASSETS
             Investments in securities, at value (cost $11,763,649)                                                   $11,763,649
             Cash...............................................................................................        3,873,752
             Accrued interest receivable........................................................................           82,947
                                                                                                                      -----------
             Total Assets.......................................................................................       15,720,348
             LIABILITIES
             Other payables and accrued expenses................................................................            2,111
                                                                                                                      -----------
             NET ASSETS.........................................................................................      $15,718,237
                                                                                                                      ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 15,718,237 SHARES
              OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING...............................................            $1.00
                                                                                                                            =====

------------------

(a) The interest rates, as reported on November 30, 1999, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other credit agreements.

(b) Securities are collateralized by bank letters of credit or other credit agreements.

(c) Securities are collateralized by U.S. Government Obligations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          SECURITY TYPE ABBREVIATIONS

BAN     -- Bond Anticipation Notes
COP     -- Certificate of Participation
CRA     -- Community Redevelopment Agency
DAI     -- Development Authority Industrial Development Refunding Bonds
DFA     -- Development Finance Agency
EDA     -- Economic Development Authority Revenue Bonds
EDC     -- Economic Development Corporation
EFA     -- Education Facilities Authority
GOB     -- General Obligation Bonds
HCF     -- Health Care Facilities Revenue Bonds
HDC     -- Housing Development Corporation Bonds
HEF     -- Health and Educational Facilities Revenue Bonds
HEFA    -- Health & Education Facilities Authority
HFA     -- Housing Finance Authority
HFAR    -- Health Facilities Authority Revenue
HFR     -- Housing Finance Revenue Bonds
IDA     -- Industrial Development Authority Revenue Bonds
IDR     -- Industrial Development Agency Revenue Bonds
IFA     -- Industrial Finance Authority
MFH     -- Multifamily Housing
MHR     -- Multifamily Housing Revenue Bonds
PCR     -- Pollution Control Revenue Bonds
RAN     -- Revenue Anticipation Notes
RAW     -- Revenue Anticipation Warrants
TAN     -- Tax Anticipation Notes

                       SEE NOTES TO FINANCIAL STATEMENTS

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

                                                                                                   U.S.           U.S.
                                                                                  PRIMARY       GOVERNMENT      TREASURY
                                                                                    FUND           FUND           FUND
                                                                                ------------    -----------    -----------
INTEREST INCOME (Note 1).....................................................   $ 89,696,064    $19,238,089    $ 7,557,123
                                                                                ------------    -----------    -----------

EXPENSES (Note 2)
  Management fee.............................................................     11,759,709     2,652,920              --
  Comprehensive fee..........................................................      4,995,594     1,065,920       1,536,148
  Other......................................................................            674           674             674
                                                                                ------------    -----------    -----------
    Total Expenses before waiver.............................................     16,755,977     3,719,514       1,536,822
    Less: expenses waived (Note 2)...........................................             --            --        (227,097)
                                                                                ------------    -----------    -----------
    Net Expenses.............................................................     16,755,977     3,719,514       1,309,725
                                                                                ------------    -----------    -----------
NET INVESTMENT INCOME, representing net increase in
  Net Assets from Investment Operations......................................   $ 72,940,087    $15,518,575    $ 6,247,398
                                                                                ============    ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE NEW YORK TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT TRUST
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INTEREST INCOME (Note 1)....................................................................................   $4,698,726
                                                                                                               ----------
EXPENSES (Note 2)
  Management fee............................................................................................    1,117,191
  Distribution assistance...................................................................................      279,298
  Tax expense...............................................................................................          674
                                                                                                               ----------
    Total Expenses..........................................................................................    1,397,163
                                                                                                               ----------
NET INVESTMENT INCOME,
  representing net increase in Net Assets from Investment Operations........................................   $3,301,563
                                                                                                               ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--RESERVE TAX-EXEMPT TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

                                        RESERVE NEW YORK
                                        TAX-EXEMPT TRUST                      RESERVE TAX-EXEMPT TRUST
                                        ----------------    -------------------------------------------------------------
                                          NEW YORK          CALIFORNIA II    CONNECTICUT     FLORIDA        MASSACHUSETTS
                                            FUND               FUND*            FUND           FUND            FUND
                                        ----------------    -------------    -----------    ------------    -------------
INTEREST INCOME (NOTE 1).............      $2,885,594         $ 574,292       $ 769,627       $357,614        $ 180,968
                                           ----------         ---------       ---------       --------        ---------
EXPENSES (Note 2)
  Comprehensive management fee.......         675,725           138,624         184,989         77,239           42,451
  Distribution (12b-1) fees..........         217,065            28,656          59,572         29,447           14,376
  Tax expense........................             674                --             674            674              674
                                           ----------         ---------       ---------       --------        ---------
    Total Expenses...................         893,464           167,280         245,235        107,360           57,501
                                           ----------         ---------       ---------       --------        ---------

NET INVESTMENT INCOME................      $1,992,130         $ 407,012       $ 524,392       $250,254        $ 123,467
                                           ==========         =========       =========       ========        =========


                                                            RESERVE TAX-EXEMPT TRUST
                                        ----------------------------------------------------------------
                                          MICHIGAN          NEW JERSEY          OHIO        PENNSYLVANIA
                                            FUND               FUND             FUND           FUND
                                        ----------------    -------------    -----------    ------------
INTEREST INCOME (Note 1).............      $   20,040         $ 634,730       $  19,842       $283,015
                                           ----------         ---------       ---------       --------
EXPENSES (Note 2)
  Comprehensive management fee.......           4,947           160,529           4,710         63,887
  Distribution (12b-1) fees..........           1,237            48,554           1,517         20,459
  Tax expense........................              --               674              --            674
                                           ----------         ---------       ---------       --------
    Total Expenses...................           6,184           209,757           6,227         85,020
                                           ----------         ---------       ---------       --------
NET INVESTMENT INCOME................      $   13,856         $ 424,973       $  13,615       $197,995
                                           ==========         =========       =========       ========

------------------

* For the period July 2, 1999 (Commencement of Operations) to November 30, 1999

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                PRIMARY FUND                        U.S. GOVERNMENT FUND
                                    ------------------------------------     -----------------------------------
                                      SIX MONTHS                               SIX MONTHS
                                         ENDED                                    ENDED
                                     NOVEMBER 30,          YEAR ENDED         NOVEMBER 30,         YEAR ENDED
                                         1999             MAY 31, 1999            1999            MAY 31, 1999
                                    ---------------     ----------------     ---------------     ---------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income........    $   72,940,087      $    134,365,969     $   15,518,576      $    29,798,286
                                    --------------      ----------------     --------------      ---------------

 DIVIDENDS PAID TO SHAREHOLDERS
   FROM:
   Net investment income
     (Note 1)...................       (72,940,087)         (134,365,969)       (15,518,576)         (29,798,286)
                                    --------------      ----------------     --------------      ---------------

 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00
   per share):
   Net proceeds from sale of
     shares.....................     8,680,401,351        16,224,681,639      1,771,942,718        3,450,382,930
   Dividends reinvested.........        72,940,086           134,365,969         15,518,576           29,798,286
   Cost of shares redeemed......    (8,469,901,856)      (15,736,604,580)    (1,781,091,243)      (3,416,454,910)
                                    --------------      ----------------     --------------      ---------------

Net increase derived from
 capital share transactions and
 from investment operations.....       283,439,581           622,443,028          6,370,051           63,726,306

NET ASSETS:
 Beginning of period............     3,330,063,091         2,707,620,063        716,193,928          652,467,622
                                    --------------      ----------------     --------------      ---------------
 End of period..................    $3,613,502,672      $  3,330,063,091     $  722,563,979      $   716,193,928
                                    ==============      ================     ==============      ===============


                                           U.S. TREASURY FUND
                                  ------------------------------------
                                  SIX MONTHS ENDED       YEAR ENDED
                                  NOVEMBER 30, 1999     MAY 31, 1999
                                  -----------------    ---------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income........  $      6,247,399     $    11,017,000
                                  ----------------     ---------------
 DIVIDENDS PAID TO SHAREHOLDERS
   FROM:
   Net investment income (Note
     1).........................        (6,247,399)        (11,017,000)
                                  ----------------     ---------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00
   per share):
   Net proceeds from sale of
     shares.....................       624,360,658       1,315,560,422
   Dividends reinvested.........         6,247,399          11,017,000
   Cost of shares redeemed......      (603,852,433)     (1,279,635,650)
                                  ----------------     ---------------
Net increase derived from
 capital share transactions and
 from investment operations.....        26,755,624          46,941,772
NET ASSETS:
 Beginning of period............       286,702,065         239,760,293
                                  ----------------     ---------------
 End of period..................  $    313,457,689     $   286,702,065
                                  ================     ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

                                                                                            SIX MONTHS
                                                                                              ENDED
                                                                                           NOVEMBER 30,      YEAR ENDED
                                                                                               1999         MAY 31, 1999
                                                                                           ------------    --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income...............................................................   $  3,301,563    $    8,590,706
                                                                                           ------------    --------------
  DIVIDENDS PAID TO SHAREHOLDERS FROM:
    Net investment income (Note 1)......................................................     (3,301,563)       (8,590,706)
                                                                                           ------------    --------------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
    Net proceeds from sale of shares....................................................    633,562,934     1,500,543,145
    Dividends reinvested................................................................      3,301,563         8,590,706
    Cost of shares redeemed.............................................................   (664,328,830)   (1,569,373,790)
                                                                                           ------------    --------------
Net decrease in net assets derived from capital share transactions and
  from Investment Operations............................................................    (27,464,333)      (60,239,939)

NET ASSETS:
  Beginning of period...................................................................    292,628,918       352,868,857
                                                                                           ------------    --------------
  End of period.........................................................................   $265,164,585    $  292,628,918
                                                                                           ============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   RESERVE NEW YORK TAX-EXEMPT TRUST
                                 -------------------------------------
                                             NEW YORK FUND
                                 -------------------------------------
                                 SIX MONTHS ENDED        YEAR ENDED
                                 NOVEMBER 30, 1999      MAY 31, 1999
                                 -----------------    ----------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
  INVESTMENT OPERATIONS:
   Net investment income......     $   1,992,130      $      4,121,961
                                   -------------      ----------------

 DIVIDENDS PAID TO
   SHAREHOLDERS FROM:
   Net investment income
     (Note 1).................        (1,992,130)           (4,121,961)
                                   -------------      ----------------

 FROM CAPITAL SHARE
   TRANSACTIONS (at net asset
   value of $1.00 per share):
   Net proceeds from sale of
     shares...................       325,450,929           727,809,717
   Dividends reinvested.......         1,992,130             4,121,961
   Cost of shares redeemed....      (335,735,563)         (717,162,559)
                                   -------------      ----------------
Net increase (decrease) in net
 assets derived from capital
 share transactions and from
 investment operations........        (8,292,504)           14,769,119

NET ASSETS:
 Beginning of period..........       185,981,358           171,212,239
                                   -------------      ----------------
 End of period................     $  77,688,854      $    185,981,358
                                   =============      ================

                                                RESERVE TAX-EXEMPT TRUST
                                 ------------------------------------------------------

                                 CALIFORNIA II FUND
                                 ------------------
                                   FOR THE PERIOD             CONNECTICUT FUND
                                    JULY 2, 1999      ---------------------------------
                                  (COMMENCEMENT OF      SIX MONTHS             YEAR
                                   OPERATIONS) TO          ENDED              ENDED
                                 NOVEMBER 30, 1999    NOVEMBER 30, 1999    MAY 31, 1999
                                 ------------------   -----------------    ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM
  INVESTMENT OPERATIONS:
   Net investment income......   $       407,012        $     524,392      $  1,006,967
                                 ---------------        -------------      ------------
 DIVIDENDS PAID TO
   SHAREHOLDERS FROM:
   Net investment income
     (Note 1).................          (407,012)            (524,392)       (1,006,967)
                                 ---------------        -------------      ------------
 FROM CAPITAL SHARE
   TRANSACTIONS (at net asset
   value of $1.00 per share):
   Net proceeds from sale of
     shares...................       183,550,732           44,670,085       169,702,015
   Dividends reinvested.......           407,012              524,392         1,006,967
   Cost of shares redeemed....      (127,319,887)         (48,884,757)     (152,056,981)
                                 ---------------        -------------      ------------
Net increase (decrease) in net
 assets derived from capital
 share transactions and from
 investment operations........        56,637,857           (3,690,280)       18,652,001
NET ASSETS:
 Beginning of period..........                --           55,438,678        36,786,677
                                 ---------------        -------------      ------------
 End of period................   $    56,637,857        $  51,748,398      $ 55,438,678
                                 ===============        =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RESERVE TAX-EXEMPT TRUST
                                         ---------------------------------------------------------------
                                                 FLORIDA FUND                   MASSACHUSETTS FUND
                                         -----------------------------     -----------------------------
                                          SIX MONTHS                        SIX MONTHS
                                            ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                         NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                                             1999             1999             1999             1999
                                         ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income.............    $   250,254      $    509,841     $   123,467      $   569,377
                                         -----------      ------------     -----------      -----------

 DIVIDENDS PAID TO SHAREHOLDERS FROM:
 Net investment income (Note 1)......       (250,254)         (509,841)       (123,467)        (569,377)
                                         -----------      ------------     -----------      -----------

 FROM CAPITAL SHARE TRANSACTIONS (AT
   NET ASSET VALUE OF $1.00 PER
   SHARE):
   Net proceeds from sale of
     shares..........................     65,884,440       141,741,605      22,980,863       76,638,806
   Dividends reinvested..............        250,254           509,841         123,467          569,377
   Cost of shares redeemed...........    (68,737,305)     (130,438,595)    (32,350,539)     (82,662,880)
                                         -----------      ------------     -----------      -----------
Net increase (decrease) in net assets
 derived from capital share
 transactions and from investment
 operations..........................     (2,602,611)       11,812,851      (9,246,209)      (5,454,697)

NET ASSETS:
 Beginning of period.................     22,630,090        10,817,239      19,928,291       25,382,988
                                         -----------      ------------     -----------      -----------
 End of period.......................    $20,027,479      $ 22,630,090     $10,682,082      $19,928,291
                                         ===========      ============     ===========      ===========


                                                 MICHIGAN FUND
                                       ---------------------------------
                                                            PERIOD ENDED
                                       SIX MONTHS ENDED       MAY 31,
                                       NOVEMBER 30, 1999      1999(A)
                                       -----------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income.............  $         13,856     $     14,305
                                       ----------------     ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
 Net investment income (Note 1)......           (13,856)         (14,305)
                                       ----------------     ------------
 FROM CAPITAL SHARE TRANSACTIONS (AT
   NET ASSET VALUE OF $1.00 PER
   SHARE):
   Net proceeds from sale of
     shares..........................         3,752,586        2,100,000
   Dividends reinvested..............            13,856           14,305
   Cost of shares redeemed...........        (2,846,316)        (900,000)
                                       ----------------     ------------
Net increase (decrease) in net assets
 derived from capital share
 transactions and from investment
 operations..........................           920,126        1,214,305
NET ASSETS:
 Beginning of period.................         1,214,305               --
                                       ----------------     ------------
 End of period.......................  $      2,134,431     $  1,214,305
                                       ================     ============

------------------

(a) For the period December 14, 1998 (Commencement of Operations) to May 31,
    1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              RESERVE TAX-EXEMPT TRUST
                                           ---------------------------------------------------------------
                                                  NEW JERSEY FUND                      OHIO FUND
                                           -----------------------------     -----------------------------
                                            SIX MONTHS                        SIX MONTHS
                                              ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                           NOVEMBER 30,       MAY 31,        NOVEMBER 30,       MAY 31,
                                               1999             1999             1999             1999
                                           ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income...............    $   424,973      $    978,333     $    13,615      $     41,205
                                           -----------      ------------     -----------      ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)......       (424,973)         (978,333)        (13,615)          (41,205)
                                           -----------      ------------     -----------      ------------
 FROM CAPITAL SHARE TRANSACTIONS (at
   net asset value of $1.00 per share):
   Net proceeds from sale of shares....     90,798,787       223,758,247       4,412,369         2,750,308
   Dividends reinvested................        424,973           978,333          13,615            41,205
   Cost of shares redeemed.............    (92,459,225)     (221,020,524)     (3,300,186)       (4,075,632)
                                           -----------      ------------     -----------      ------------
 Net increase (decrease) in net assets
   derived from capital share
   transactions and from investment
   operations..........................     (1,235,465)        3,716,056       1,125,798        (1,284,119)
 NET ASSETS:
   Beginning of period.................     41,316,496        37,600,440       1,222,486         2,506,605
                                           -----------      ------------     -----------      ------------
   End of period.......................    $40,081,031      $ 41,316,496     $ 2,348,284      $  1,222,486
                                           ===========      ============     ===========      ============


                                                 PENNSYLVANIA FUND
                                         ---------------------------------
                                            SIX MONTHS
                                               ENDED           YEAR ENDED
                                           NOVEMBER 30,         MAY 31,
                                               1999               1999
                                         -----------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income...............  $        197,995     $    428,975
                                         ----------------     ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)......          (197,995)        (428,975)
                                         ----------------     ------------
 FROM CAPITAL SHARE TRANSACTIONS (at
   net asset value of $1.00 per share):
   Net proceeds from sale of shares....        29,384,987       79,111,957
   Dividends reinvested................           197,995          428,975
   Cost of shares redeemed.............       (30,814,034)     (75,778,781)
                                         ----------------     ------------
 Net increase (decrease) in net assets
   derived from capital share
   transactions and from investment
   operations..........................        (1,231,052)       3,762,151
 NET ASSETS:
   Beginning of period.................        16,949,289       13,187,138
                                         ----------------     ------------
   End of period.......................  $     15,718,237     $ 16,949,289
                                         ================     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Funds/Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end Management investment companies. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Fund and Trusts' authorized shares of beneficial interest are unlimited. The Funds' shares are divided into four series: Primary, U.S. Government, U.S. Treasury and the Strategist Money-Market. The Trusts' shares are divided into nine series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds (collectively the "funds"). These financial statements and notes apply to Primary, U.S. Government, U.S. Treasury Funds of the Reserve Fund; Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, and Pennsylvania of Reserve Tax-Exempt Trust and to the New York Fund of Reserve New York Tax-Exempt Trust. These financial statements and notes apply to all funds mentioned above except Strategist Money-Market Fund and California II Tax-Exempt Funds.

      B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments. (1) the notice period required before the Fund is entitled to receive of payment of principal amount of the instruments; and for variable rate instruments the longer of
      (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      E. Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, except for U.S. Treasury Fund and Michigan, RMCI received a management fee calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% in excess of $2 billion of average daily net assets of both Primary Fund and U.S. Government Fund. Effective June 26, 1999, the Funds/Trusts entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The U.S. Treasury Fund and Michigan, since inception, has been subject to a comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

      For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share.

      During the six months ending November 30, 1999, RMCI voluntarily waived $179,459, its Management fee for the U.S. Treasury Fund.

      DISTRIBUTION ASSISTANCE:

      Pursuant to a Plan of Distribution, each Fund may make assistance payments, at a rate of .20% per annum of the average net asset value, to firms for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also has voluntarily agreed to reduce the payments made by U.S. Treasury Fund to an annual rate of .17%. During the six months ended November 30, 1999, RMCI voluntarily reimbursed the Fund a total of $47,638 pursuant to the undertaking.

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from these estimates.

(4)   INVESTMENT CONCENTRATION:

      The Trusts invest substantially all of their assets in portfolios for tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At November 30, 1999, the percentage invested in such obligations amounted to:

            Interstate           82%           Massachusetts          69%
            New York             97%           Michigan              100%
            California II        90%           New Jersey             78%
            Connecticut          79%           Ohio                  100%
            Florida              97%           Pennsylvania          100%

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

(5)   COMPOSITION OF NET ASSETS:

      At November 30, 1999, the composition of each Fund's net assets was as follows:

                                                 PRIMARY        U.S. GOVERNMENT    U.S. TREASURY     INTERSTATE
                                              --------------    ---------------    -------------    ------------
      Par Value............................   $    3,613,503     $     722,564     $     313,458    $    265,165
      Paid-in-Capital......................    3,609,889,169       721,841,415       313,144,231     264,899,420
                                              --------------     -------------     -------------    ------------
      Net Assets...........................   $3,613,502,672     $ 722,563,979     $ 313,457,689    $265,164,585
                                              ==============     =============     =============    ============

                                                 NEW YORK       CALIFORNIA II       CONNECTICUT       FLORIDA
                                              --------------     -------------     -------------    ------------
      Par Value............................   $      177,689     $      56,638     $      51,748    $     20,027
      Paid-in-Capital......................      177,511,165        56,581,219        51,696,650      20,007,452
                                              --------------     -------------     -------------    ------------
      Net Assets...........................   $  177,688,854     $  56,637,857     $  51,748,398    $ 20,027,479
                                              ==============     =============     =============    ============

                                              MASSACHUSETTS        MICHIGAN         NEW JERSEY          OHIO        PENNSYLVANIA
                                              --------------     -------------     -------------    ------------    ------------
      Par Value............................   $       10,682     $       2,134     $      40,081    $      2,348    $     15,718
      Paid-in-Capital......................       10,671,400         2,132,297        40,040,950       2,345,936      15,702,519
                                              --------------     -------------     -------------    ------------    ------------
      Net Assets...........................   $   10,682,082     $   2,134,431     $  40,081,031    $  2,348,284    $ 15,718,237
                                              ==============     =============     =============    ============    ============

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                        SIX MONTHS
                                                          ENDED                      FOR FISCAL YEARS ENDED MAY 31,
                                                        NOVEMBER 30,    --------------------------------------------------------
                                                           1999           1999        1998        1997        1996        1995
                                                        ------------    --------    --------    --------    --------    --------
      PRIMARY FUND
      Net asset value beginning of period............     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          --------      --------    --------    --------    --------    --------
      Net investment income from investment
        operations...................................        .0219         .0438       .0483       .0457       .0490       .0450
      Less dividends from net investment income......       (.0219)       (.0438)     (.0483)     (.0457)     (.0490)     (.0450)
                                                          --------      --------    --------    --------    --------    --------
      Net asset value at end of period...............     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          ========      ========    ========    ========    ========    ========
      Total Return...................................         4.38%(b)      4.38%       4.83%       4.57%       4.90%       4.50%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)............     $3,613.5      $3,330.1    $2,707.6    $2,104.1    $1,664.1    $1,602.5
      Ratio of expenses to average net assets........         1.00%(b)      1.00%        .94%        .98%        .98%        .97%
      Ratio of net investment income to average net
        assets.......................................         4.34%(b)      4.26%       4.71%       4.47%       4.79%       4.42%

      U.S. GOVERNMENT FUND
      Net asset value beginning of period............     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          --------      --------    --------    --------    --------    --------
      Net investment income from investment
        operations...................................        .0210         .0426       .0471       .0449       .0484       .0441
      Less dividends from net investment income......       (.0210)       (.0426)     (.0471)     (.0449)     (.0484)     (.0441)
                                                          --------      --------    --------    --------    --------    --------
      Net asset value at end of period...............     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          ========      ========    ========    ========    ========    ========
      Total Return...................................         4.20%(b)      4.26%       4.71%       4.49%       4.84%       4.41%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)............     $  722.6      $  716.2    $  652.5    $  611.8    $  568.5    $  721.8
      Ratio of expenses to average net assets........         1.00%(b)      1.00%        .99%        .99%       1.00%        .99%
      Ratio of net investment income to average net
        assets.......................................         4.16%(b)      4.16%       4.63%       4.40%       4.75%       4.31%

      U.S. TREASURY FUND
      Net asset value beginning of period............     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
      Net investment income from investment
        operations...................................        .0199         .0410       .0456       .0443       .0466       .0456
      Less dividends from net investment income......       (.0199)       (.0410)     (.0456)     (.0443)     (.0466)     (.0456)
                                                          --------      --------    --------    --------    --------    --------
      Net asset value at end of period...............     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          ========      ========    ========    ========    ========    ========
      Total Return...................................         3.97%(b)      4.10%       4.56%       4.43%       4.66%       4.56%

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

(6)   FINANCIAL HIGHLIGHTS:--(CONTINUED)

                                                        SIX MONTHS
                                                          ENDED                      FOR FISCAL YEARS ENDED MAY 31,
                                                        NOVEMBER 30,    --------------------------------------------------------
                                                           1999           1999        1998        1997        1996        1995
                                                        ------------    --------    --------    --------    --------    --------
      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)............     $  313.5      $  286.7    $  239.8    $  169.2    $  142.8    $   95.2
      Ratio of expenses to average net assets (c)....         1.00%(b)      1.00%        .97%        .97%        .99%        .93%
      Ratio of net investment income to average net
        assets (c)...................................         4.08%(b)      3.76%       4.26%       4.13%       4.33%       4.44%

      INTERSTATE TAX-EXEMPT FUND
      Net asset value, beginning of period...........     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          --------      --------    --------    --------    --------    --------
      Net investment income from investment
        operations...................................        .0119         .0245       .0279       .0256       .0285       .0265
      Less dividends from net investment income......       (.0119)       (.0245)     (.0279)     (.0256)     (.0285)     (.0265)
                                                          --------      --------    --------    --------    --------    --------
      Net asset value, end of period.................     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          ========      ========    ========    ========    ========    ========
      Total Return...................................         2.37%(b)      2.45%       2.79%       2.56%       2.85%       2.65%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)............     $  265.2      $  292.6    $  352.9    $  306.2    $  292.1    $  315.2
      Ratio of expenses to average net assets........         1.00%(b)      1.00%        .97%       1.04%       1.04%       1.00%
      Ratio of net investment income to average net
        assets.......................................         2.36%(b)      2.38%       2.75%       2.52%       2.80%       2.59%

      NEW YORK TAX-EXEMPT FUND
      Net asset value, beginning of period...........     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          --------      --------    --------    --------    --------    --------
      Net investment income..........................        .0112         .0222       .0268       .0247       .0276       .0253
      Dividends from net investment income...........       (.0112)       (.0222)     (.0268)     (.0247)     (.0276)     (.0253)
                                                          --------      --------    --------    --------    --------    --------
      Net asset value, end of period.................     $ 1.0000      $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                          ========      ========    ========    ========    ========    ========
      Total Return...................................         2.23%(b)      2.22%       2.68%       2.47%       2.76%       2.53%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)............     $  177.7      $  186.0    $  171.2    $  153.2    $  125.5    $  152.9
      Ratio of expenses to average net assets........         1.00%(b)      1.00%        .94%       1.04%       1.04%        .98%
      Ratio of net investment income to average net
        assets.......................................         2.20%(b)      2.19%       2.63%       2.43%       2.72%       2.48%

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

                                                        FOR THE PERIOD
                                                        JULY 2, 1999
                                                        (COMMENCEMENT
                                                        OF OPERATIONS) TO
                                                        NOVEMBER 30,
                                                            1999
                                                        -----------------
      CALIFORNIA II TAX-EXEMPT FUND
      Net asset value, beginning of period...........        $1.0000
                                                             -------
      Net investment income..........................          .0087
      Dividends from net investment income...........         (.0087)
                                                             -------
      Net asset value, end of period.................        $1.0000
                                                             =======
      Total Return...................................          2.09%(b)

      RATIOS/SUPPLEMENTAL DATA
      Net assets at end of period (millions).........        $  56.6
      Ratio of expenses to average net assets........          1.00%(b)
      Ratio of net investment income to average net
        assets.......................................          2.12%(b)


                                                         SIX MONTHS
                                                           ENDING                        FISCAL YEARS ENDED MAY 31,
                                                        NOVEMBER 30,         ---------------------------------------------------
                                                            1999              1999       1998       1997       1996       1995
                                                        -----------------    -------    -------    -------    -------    -------
      CONNECTICUT TAX-EXEMPT FUND
      Net asset value, beginning of period...........        $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                             -------         -------    -------    -------    -------    -------
      Net investment income..........................          .0107           .0221      .0267      .0243      .0266      .0254
      Dividends from net investment income...........         (.0107)         (.0221)    (.0267)     (0243)    (.0266)    (.0254)
                                                             -------         -------    -------    -------    -------    -------
      Net asset value, end of period.................        $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                             =======         =======    =======    =======    =======    =======
      Total Return...................................          2.13%(b)        2.21%      2.67%      2.43%      2.66%      2.54%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)............        $  51.7         $  55.4    $  36.8    $  33.5    $  34.8    $  26.6
      Ratio of expenses to average net assets........          1.00%(b)        1.00%       .89%       .97%      1.01%       .99%(c)
      Ratio of net investment income to average net
        assets.......................................          2.14%(b)        2.17%      2.64%      2.39%      2.61%      2.23%(c)

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

                                                                         SIX MONTHS
                                                                           ENDING         FISCAL YEARS ENDED MAY 31,
                                                                         NOVEMBER 30,    -----------------------------
      FLORIDA TAX-EXEMPT FUND                                               1999          1999       1998      1997(A)
      ----------------------------------------------------------------   ------------    -------    -------    -------
      Net asset value, beginning of period............................     $ 1.0000      $1.0000    $1.0000    $1.0000
                                                                           --------      -------    -------    -------
      Net investment income...........................................        .0118        .0237      .0269      .0228
      Dividends from net investment income............................       (.0118)      (.0237)    (.0269)    (.0228)
                                                                           --------      -------    -------    -------
      Net asset value, end of period..................................     $ 1.0000      $1.0000    $1.0000    $1.0000
                                                                           ========      =======    =======    =======
      Total Return....................................................         2.35%(b)     2.37%      2.69%      2.42%(b)


      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions).............................     $   20.0      $  22.6    $  10.8    $   4.1
      Ratio of expenses to average net assets.........................         1.00%(b)     1.00%       .94%      1.04%(b)
      Ratio of net investment income to average net assets............         2.34%(b)     2.30%      2.62%      2.39%(b)

                                                 SIX MONTHS
                                                   ENDED                     FISCAL YEAR ENDED MAY 31,
                                                 NOVEMBER 30,    ---------------------------------------------------
      MASSACHUSETTS TAX-EXEMPT FUND                 1999          1999       1998       1997       1996       1995
      ----------------------------------------   ------------    -------    -------    -------    -------    -------
      Net asset value, beginning of period....     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                   --------      -------    -------    -------    -------    -------
      Net investment income...................        .0109        .0220      .0284      .0259      .0276      .0265
      Dividends from net investment income....       (.0109)      (.0220)    (.0284)    (.0259)    (.0276)    (.0265)
                                                   --------      -------    -------    -------    -------    -------
      Net asset value, end of period..........     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                   ========      =======    =======    =======    =======    =======

      Total Return............................         2.17%(b)     2.20%      2.84%      2.59%      2.76%      2.65%


      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions).....     $   10.7      $  19.9    $  25.4    $  13.0    $   9.0    $  10.2
      Ratio of expenses to average net
        assets................................         1.00%(b)     1.00%       .75%       .83%(c)     .90%(c)     .80%(d)
      Ratio of net investment income to
        average net assets....................         2.17%(b)     2.17%      2.78%      2.54%(c)    2.66%(c)    2.71%(d)

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

                                                                                           SIX MONTHS       PERIOD
                                                                                             ENDED          ENDED
                                                                                           NOVEMBER 30,    MAY 31,
      MICHIGAN TAX-EXEMPT FUND                                                                1999         1999(D)
      ----------------------------------------------------------------------------------   ------------    --------
      Net asset value, beginning of period..............................................     $ 1.0000      $ 1.0000
                                                                                             --------      --------
      Net investment income.............................................................        .0113         .0118
      Dividends from net investment income..............................................       (.0113)       (.0118)
                                                                                             --------      --------
      Net asset value, end of period....................................................     $ 1.0000      $ 1.0000
                                                                                             ========      ========
      Total Return......................................................................         2.25%(b)      2.55%(b)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)...............................................     $    2.1      $    1.2
      Ratio of expenses to average net assets...........................................         1.00%(b)      1.00%(b,c)
      Ratio of net investment income to average net assets..............................         2.23%(b)      2.02%(b,c)

                                                  SIX MONTHS
                                                    ENDED                        FISCAL YEAR ENDED MAY 31,
                                                  NOVEMBER 30,     ------------------------------------------------------
      NEW JERSEY TAX-EXEMPT FUND                     1999           1999       1998       1997       1996        1995(E)
      ------------------------------------------  ------------     -------    -------    -------    -------      --------
      Net asset value, beginning of period......    $ 1.0000       $1.0000    $1.0000    $1.0000    $1.0000      $ 1.0000
                                                    --------       -------    -------    -------    -------      --------
      Net investment income.....................       .0110         .0223      .0254      .0236      .0263         .0243
      Dividends from net investment income......      (.0110)       (.0223)    (.0254)    (.0236)    (.0263)       (.0243)
                                                    --------       -------    -------    -------    -------      --------
      Net asset value, end of period............    $ 1.0000       $1.0000    $1.0000    $1.0000    $1.0000      $ 1.0000
                                                    ========       =======    =======    =======    =======      ========
      Total Return..............................        2.19%(b)      2.23%      2.54%      2.36%      2.63%         2.43%(b)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions).......    $    2.3       $  41.3    $  37.6    $  39.5    $  41.0      $   21.6
      Ratio of expenses to average net assets...        1.00%(b)      1.00%       .99%      1.06%      1.05%(c)      1.01%(b,c)
      Ratio of net investment income to average
        net assets..............................        2.12%(b)      2.17%      2.50%      2.33%      2.58%(c)      2.82%(b,c)

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

                                                                                   SIX MONTHS         FISCAL YEAR ENDED
                                                                                     ENDED                 MAY 31,
                                                                                   NOVEMBER 30,      --------------------
      OHIO TAX-EXEMPT FUND                                                            1999            1999        1998(F)
      --------------------------------------------------------------------------   ------------      -------      -------
      Net asset value, beginning of period......................................     $ 1.0000        $1.0000      $1.0000
                                                                                     --------        -------      -------
      Net investment income.....................................................        .0110          .0236        .0048
      Dividends from net investment income......................................       (.0110)        (.0236)      (.0048)
                                                                                     --------        -------      -------
      Net asset value, end of period............................................     $ 1.0000        $1.0000      $1.0000
                                                                                     ========        =======      =======
      Total Return..............................................................         2.19%(b)       2.36%        2.87%(b)

      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------------------------------
      Net assets end of period (millions).......................................     $    2.3        $   1.2      $   2.5
      Ratio of expenses to average net assets...................................         1.00%(b)       1.00%(c)     1.00%(b)
      Ratio of net investment income to average net assets......................         2.18%(b)       2.16%(c)     2.86%(b)

                                                                                   SIX MONTHS
                                                                                     ENDED           PERIOD ENDED MAY 31,
                                                                                   NOVEMBER 30,      --------------------
      PENNSYLVANIA TAX-EXEMPT FUND                                                    1999            1999        1998(G)
      --------------------------------------------------------------------------   ------------      -------      -------
      Net asset value, beginning of period......................................     $ 1.0000        $1.0000      $1.0000
                                                                                     --------        -------      -------
      Net investment income.....................................................        .0117          .0234        .0189
      Dividends from net investment income......................................       (.0117)        (.0234)      (.0189)
                                                                                     --------        -------      -------
      Net asset value, end of period............................................     $ 1.0000        $1.0000      $1.0000
                                                                                     ========        =======      =======
      Total Return..............................................................         2.33%(b)       2.34%        2.64%(b)

      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------------------------------
      Net asset, end of period (millions).......................................     $   15.7        $  16.9      $  13.2
      Ratio of expenses to average net assets...................................         1.00%(b)       1.00%        1.00%(b)
      Ratio of net investment income to average net assets......................         2.34%(b)       2.28%        2.62%(b)

------------------

(a) From June 24, 1996 (Commencement of Operations) to May 31, 1997.

(b) Annualized.

(c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

                                                NET
                                  EXPENSE     INVESTMENT
FUND              FISCAL YEAR     RATIO       INCOME
--------------    -----------     -------     ----------
U.S. Treasury        11/99(h)        .82%        3.93%
                      1999           .77%        3.99%
                      1998           .77%        4.46%
                      1997           .77%        4.33%
                      1996           .79%        4.53%
                      1995           .68%        4.64%
Connecticut           1995           .89%        2.33%
Massachusetts         1997           .79%        2.58%
                      1996           .84%        2.71%
                      1995           .69%        2.80%
Michigan              1999           .49%        2.53%
New Jersey            1996          1.04%        2.59%
Ohio                  1999           .83%        2.32%

(d) From December 14, 1998 (Commencement of Operations) to May 31, 1999.

(e) From October 17, 1994 (Commencement of Operations) to May 31, 1995.

(f) From April 1, 1998 (Commencement of Operations) to May 31, 1998.

(g) From September 12, 1997 (Commencement of Operations) to May 31, 1998.

(h) From June 1, 1999 to November 30, 1999.

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